Registration No. 811-02120
                                                       Registration No. 2-38414
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /
                     Post-Effective Amendment No.   84                 /X/
                                                 ----------

                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / /
                                    Amendment No.   84                 /X/
                                                 ----------

                        (Check appropriate box or boxes)

                              SECURITY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
                (Address of Principal Executive Offices/Zip Code)

               Registrant's Telephone Number, including area code:
                                 (785) 438-3000

                                                    Copies To:

Michael G. Odlum, President                         Amy J. Lee, Secretary
Security Income Fund                                Security Income Fund
One Security Benefit Place                          One Security Benefit Place
Topeka, KS 66636-0001                               Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate date of proposed public offering: February 1, 2006

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on February 1, 2006, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on February 1, 2006, pursuant to paragraph (a)(1) of Rule 485

/ /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

/ /  on February 1, 2006, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              SECURITY INCOME FUND

                                    FORM N-1A

         This Amendment to the Registration Statement of Security Income Fund, which comprises four series, relates only to the Capital Preservation Series. The prospectus and statement of additional information for the other series of the Registrant, consisting of the Diversified Income, High Yield and Income Opportunity Series, are incorporated herein by reference to the Registrant's April 29, 2005 filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                            [LOGO] SECURITY BENIFIT SM
                                                   Security Distributors, Inc.



   PROSPECTUS                         February 1, 2006


   SECURITY FUNDS SM


                                      [ ]  Security Capital Preservation Fund


--------------------------------------------------------------------------------
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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


TABLE OF CONTENTS


FUND'S OBJECTIVE..........................................................    3

PRINCIPAL INVESTMENT STRATEGIES...........................................    3

PRINCIPAL RISKS...........................................................    4
    Interest Rate Risk....................................................    4
    Credit Risk...........................................................    4
    Prepayment Risk.......................................................    4
    Options and Futures...................................................    4
    Foreign Securities....................................................    4
    Restricted Securities.................................................    4
    High Yield Securities.................................................    4
    Senior Loans..........................................................    4

PORTFOLIO HOLDINGS........................................................    5

PAST PERFORMANCE..........................................................    5

FEES AND EXPENSES OF THE FUND.............................................    7

INVESTMENT MANAGER........................................................    8
    Management Fees.......................................................    8
    Portfolio Managers....................................................    8

DETERMINATION OF NET ASSET VALUE..........................................    8

BUYING SHARES.............................................................    9
    Customer Identification and Verification..............................    9
    Market Timing/Short-Term Trading......................................    9
    Class A Shares........................................................   11
    Class A Distribution Plan.............................................   11
    Class B Shares........................................................   12
    Class B Distribution Plan.............................................   12
    Class C Shares........................................................   12
    Class C Distribution Plan.............................................   12
    Waiver of Deferred Sales Charge.......................................   12

SELLING SHARES............................................................   13
    By Mail...............................................................   13
    By Telephone..........................................................   13
    By Broker.............................................................   14
    Payment of Redemption Proceeds........................................   14

DIVIDENDS AND TAXES.......................................................   14
    Tax on Distributions..................................................   14
    Taxes on Sales or Exchanges...........................................   15
    Backup Withholding....................................................   15
    New Tax Legislation...................................................   15

SHAREHOLDER SERVICES......................................................   15
    Accumulation Plan.....................................................   15
    Systematic Withdrawal Program.........................................   15
    Exchange Privilege....................................................   16
    Retirement Plans......................................................   17

INVESTMENT POLICIES AND MANAGEMENT PRACTICES..............................   17
    Convertibles Securities...............................................   17
    Foreign Securities....................................................   17
    Asset-Backed Securities...............................................   17
    Mortgage-Backed Securities............................................   18
    U.S. Government Securities............................................   18
    Restricted Securities.................................................   18
    Lower Rated Debt Securities...........................................   19
    Senior Loans..........................................................   19
    Cash Reserves.........................................................   21
    Borrowing.............................................................   21
    Futures and Options...................................................   21
    Portfolio Turnover....................................................   22

GENERAL INFORMATION.......................................................   22
    Shareholder Inquiries.................................................   22

FINANCIAL HIGHLIGHTS......................................................   22

APPENDIX A - DESCRIPTION OF
CORPORATE BOND RATINGS....................................................   25
    Moody's Investors Service, Inc........................................   25
    Standard & Poor's Ratings Group.......................................   25

APPENDIX B - REDUCED SALES CHARGES........................................   27
    Class A Shares........................................................   27
    Rights of Accumulation................................................   27
    Statement of Intention................................................   27
    Reinstatement Privilege...............................................   27
    Purchases at Net Asset Value..........................................   27



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                                       2

FUND'S OBJECTIVE

The Security Capital Preservation Fund seeks to provide a high level of income while also seeking to maintain a high degree of stability of shareholders' capital. THE FUND'S OBJECTIVE IS NOT A FUNDAMENTAL POLICY AND MAY BE CHANGED BY THE FUND'S BOARD OF DIRECTORS AT ANY TIME.

PRINCIPAL INVESTMENT STRATEGIES

In pursuit of its objective, the Fund will invest, under normal market conditions, at least 80% of its net assets in investment grade fixed income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Management Company, LLC ("SMC"), the Fund's investment adviser, to be of comparable quality). Such fixed income securities may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities. SMC will maintain a dollar-weighted average duration of 1 to 4.5 years in managing the Fund's portfolio.

While the Fund will invest primarily in domestic fixed income securities, it also may invest in dollar-denominated fixed income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Fund also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds"), including senior secured floating rate corporate loans ("Senior Loans"), as well as restricted securities. Further, the Fund may enter into derivative instruments such as futures contracts, options on futures contracts and options on securities, for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing directly in securities.

INVESTMENT GRADE SECURITIES are fixed income securities that have been determined by a rating agency to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined to be of comparable quality. Investment grade securities are rated BBB, A, AA or AAA by Standard & Poor's Ratings Group and Fitch Investors Service, Inc. or Baa, A, Aa or Aaa by Moody's Investors Service, or have been determined by SMC to be of comparable quality.

SMC uses a "bottom-up" approach in selecting asset classes and securities. SMC emphasizes rigorous credit analysis and relative value in selecting securities. SMC's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as world market conditions.

BOTTOM-UP APPROACH means that SMC looks primarily at individual issuers against the context of broader market factors. Some of the factors which SMC looks at when analyzing individual issuers include relative earnings growth, profitability trends, the issuer's financial strength, valuation analysis and strength of management.

To determine the relative value of a security, SMC compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, SMC will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Fund.

CREDIT QUALITY RATING is a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. See Appendix A for a more complete discussion of the meaning of the different credit quality ratings.

SMC may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; (3) if SMC believes diversification of the Fund is compromised due to mergers or acquisitions; or (4) to meet redemption requests, among other reasons.

Under adverse market conditions, the Fund may invest some or all of its assets in cash, repurchase agreements, and money market instruments. While the Fund would do so only in an attempt to avoid losses, the Fund may be unable to pursue its investment objective at that time, and such a defensive investment strategy could reduce the benefit to the Fund of any upswing in the market.

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                                       3

PRINCIPAL RISKS

Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.

INTEREST RATE RISK -- Investments in fixed-income securities are subject to the possibility that interest rates could rise, causing the value of the Fund's investments, and share price, to decline. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the fixed income securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes. Investors should note that interest rates are at, or near, historic lows.

Securities with floating interest rates, such as Senior Loans, generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

CREDIT RISK -- It is possible that some issuers of fixed-income securities will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by the Fund. This risk may be especially acute with respect to high yield securities. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for the Fund to sell.

PREPAYMENT RISK -- The issuers of securities held by the Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

Most floating rate loans (such as Senior Loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.

OPTIONS AND FUTURES -- The Fund may use options, futures and options on futures to hedge the Fund's portfolio, to gain exposure to a market without buying individual securities or to increase returns. There is the risk that such practices may sometimes reduce returns or increase volatility. These practices also entail transactional expenses.

FOREIGN SECURITIES -- The Fund may invest in foreign securities that are U.S. dollar-denominated. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political, economic and legal risk.

RESTRICTED SECURITIES -- The Fund may invest in securities that are restricted as to disposition under the federal securities laws. Since restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect, their sale may entail substantial delays and the liquidity of these securities may be limited.

HIGH YIELD SECURITIES -- The Fund may invest in higher yielding, high risk debt securities. These investments may present additional risk because they may be less liquid and present more credit risk than investment grade bonds. In addition, the price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and real or perceived adverse economic and competitive industry conditions.

SENIOR LOANS -- Senior Loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high yield securities. Senior Loans are usually issued in connection with a restructuring (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, Senior Loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In addition, Senior Loans may be more difficult to value than more highly rated fixed income securities and may be thinly traded, which can entail

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                                       4
less liquidity and difficulty in disposing of Senior Loans on favorable terms.

ADDITIONAL INFORMATION -- For more information about the investment program of the Funds, including additional information about the risks of certain types of investments, please see the "Investment Policies and Management Practices" section of this prospectus.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's underlying portfolio securities is available in the Fund's Statement of Additional Information and on its website at www.securitybenefit.com. In addition, investors should note that the Fund publishes a complete list of its month-end portfolio holdings on its website generally within one to two days after the end of each calendar month. Such information will remain online for 4 months.

PAST PERFORMANCE

The chart and table on the following page provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A share performance from year to year and by showing how the Fund's average annual returns have compared to those of a broad measure of market performance. Fee waivers and/or reimbursements reduced Fund expenses and in the absence of such waivers and/or reimbursements the performance quoted would be reduced. As with all mutual funds, past performance is not a prediction of future results.

The bar chart does not reflect the impact of taxes on distributions or sales charges applicable to Class A shares which, if reflected, would lower the returns shown. Average annual total returns for the Fund's Class A shares include deduction of the 3.5% front-end sales charge. Class B shares include the appropriate deferred sales charge, which is 5% in the first year declining to 0% in the sixth and later years. Class C shares include the deferred sales charge of 1% in the first year.


Investors should note that the performance of the Fund before November 17, 2004, as shown in this section, was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. In addition, prior to July 1, 2005, the Fund operated as a "feeder" fund that invested substantially all of its assets in a "master" fund, the PreservationPlus Income Portfolio (the "Portfolio"), an investment company managed by Deutsche Asset Management, Inc.


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                                       5

Security Capital Preservation Fund - Class A


HIGHEST AND LOWEST RETURNS
(QUARTERLY 2000-2005)
--------------------------------------------------------------------------------

HIGHEST QUARTER
Q4 ended December 31, 2004                 3.33%

LOWEST QUARTER
Q3 ended September 30, 2005               (0.05)%%

                                  [BAR CHART]

 2000              2001             2002              2003             2005
--------------------------------------------------------------------------------
 6.60%             6.02%            4.51%             3.51%            2.04%



--------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(THROUGH DECEMBER 31, 2005)
--------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE
                                                                          1 YEAR      5 YEARS     INCEPTION 1
Class A
  Return Before Taxes                                                     (1.53)%      3.69%         4.89%
  Return After Taxes on Distributions 2                                   (2.75)%      1.92%         2.38%
  Return After Taxes on Distributions and Sale of Fund Shares 2           (0.97)%      2.14%         2.54%
Class B                                                                   (3.57)%      3.55%         4.36%
Class C                                                                    0.68%       4.15%         4.62%
Lehman Brothers 1-3 Year Government/Credit Index 3
  (reflects no deduction for fee expenses)                                 1.77%       4.15%         4.63% 4
--------------------------------------------------------------------------------------------------------------


1     For the period beginning May 3, 1999 (date of inception) to December 31,
      2005.


2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

3 Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index that tracks investment grade bonds including U.S. government bonds and corporate bonds with maturities of between 1 and 3 years.


4 Index performance information is only available to the Fund at the beginning of each month. The Lehman Brothers 1-3 Year Government/ Credit Index is for the period May 1, 1999 to December 31, 2005. Index performance assumes reinvestment of dividends and distributions.


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                                       6

FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.



----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A SHARES 1           CLASS B SHARES 2        CLASS C SHARES 3
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                   3.5%                      None                     None
(as a percentage of offering price)
----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Reinvested                  None                      None                     None
Dividends
----------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge                               None           5% during the first year,            1%
(as a percentage of original purchase price or                           decreasing to 0% in the sixth
redemption proceeds, whichever is lower)                                      and following years
----------------------------------------------------------------------------------------------------------------------------
Maximum Redemption Charge 4                                 None                      None                     None
----------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      TOTAL ANNUAL FUND
                         MANAGEMENT FEES      DISTRIBUTION (12B-1) FEES      OTHER EXPENSES 5       OPERATING EXPENSES 6
----------------------------------------------------------------------------------------------------------------------------
Class A                       0.35%                     0.25%                     0.44%                     1.04%
----------------------------------------------------------------------------------------------------------------------------
Class B                       0.35%                     0.75%                     0.44%                     1.54%
----------------------------------------------------------------------------------------------------------------------------
Class C                       0.35%                     0.50%                     0.44%                     1.29%
----------------------------------------------------------------------------------------------------------------------------



1 Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales charge; however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

2 Class B shares convert tax-free to Class A shares automatically after eight years.

3 A deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

4 Previously, the Fund had a redemption charge of 2% which was eliminated as of October 18, 2004 in connection with the change in the investment objective of the Fund to permit shareholders to redeem from the Fund without penalty. The Fund's Board of Directors may determine at a future date that it is appropriate to reinstate a similar redemption fee.

5     "Other Expenses" have been restated to reflect current fees and expenses.


6 SMC has voluntarily agreed that if the total annual expenses of the Fund, exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions, and Rule 12b-1 fees, but inclusive of its own fee exceeds 1.50%, SMC will contribute to the Fund an amount and/or waive its fee as may be necessary to insure that the total annual expenses do not exceed such amount.



                                       7
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


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period.


-------------------------------------------------------------------------------
                    1 YEAR          3 YEARS          5 YEARS        10 YEARS
-------------------------------------------------------------------------------
Class A               $452            $669           $  904           $1,577
-------------------------------------------------------------------------------
Class B               $657            $786           $1,039           $1,700
-------------------------------------------------------------------------------
Class C               $231            $409           $  708           $1,556
-------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares.


-------------------------------------------------------------------------------
                    1 YEAR          3 YEARS          5 YEARS        10 YEARS
-------------------------------------------------------------------------------
Class A               $452            $669             $904           $1,577
-------------------------------------------------------------------------------
Class B               $157            $486             $839           $1,700
-------------------------------------------------------------------------------
Class C               $131            $409             $708           $1,556
-------------------------------------------------------------------------------

INVESTMENT MANAGER

Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, is the Fund's investment manager. On September 30, 2005, the aggregate assets under the investment management of the Investment Manager were approximately $11.9 billion.


MANAGEMENT FEES -- Prior to July 1, 2005, the Fund invested substantially all of its assets in the Portfolio as part of a "master-feeder" arrangement. The Fund did not have an investment manager prior to that date, and did not directly pay investment management fees. However, it indirectly bore its pro rata share of the investment management fees paid by the Portfolio to Deutsche Asset Management, Inc., which was equal to 0.70% of the Portfolio's average daily net assets during the fiscal year ended September 30, 2005.


A discussion regarding the basis for the Board of Directors approving the investment advisory contract of the Fund will be available in the Fund's annual report for the period ending December 31, 2005.


PORTFOLIO MANAGER -- The Portfolio Managers oversee the day-to-day operations of the Fund.


CHRISTOPHER L. PHALEN, Assistant Vice President and Portfolio Manager of SMC, has managed the Fund since July 2005. Mr. Phalen has also co-managed other Security funds since 2000. Prior to joining SMC in 1997, he was with Sprint PCS as a pricing analyst. Prior to joining Sprint PCS, Mr. Phalen was employed by Security Benefit Group. Mr. Phalen graduated from the University of Kansas with a Bachelor of Business Administration and Accounting degree. He is a Chartered Financial Analyst charterholder with 10 years investment experience.

STEVEN M. BOWSER, Vice President and Senior Portfolio Manager of SMC, has managed the fund since July 2005. Mr. Bowser has also managed or co-managed other Security fund's since 1995. Mr. Bowser joined the Investment Manager in 1992. From 1989 to 1992, Mr. Bowser was Assistant Vice President and Portfolio Manager with the Federal Home Loan Bank of Topeka. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as a Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science degree from Kansas State University in 1982. He is a Chartered Financial Analyst charterholder, and NASD Series 7 license holder.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed, and ownership of Fund shares.



DETERMINATION OF NET ASSET VALUE

The net asset value per share (NAV) of the Fund is computed as of the close of regular trading hours on the New York Stock Exchange, Inc. ("NYSE") (normally 3 p.m. Central time) on days when the NYSE is open. The NYSE is open Monday through Friday, except on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If portfolio investments of the Fund are traded in markets on days when the NYSE is not open, the Fund's NAV may fluctuate on days when investors cannot purchase or redeem shares.

Portfolio securities and other investments are valued at market value when market quotations are readily avail-able. Securities traded on a domestic securities exchange

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                                        8
are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities are valued based on quotations from the primary market in which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), SMC, in good faith, establishes a fair value for the security in accordance with the Fund's valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. SMC makes such determinations in good faith in accordance with the Fund's valuation procedures, with the goal of accurately reflecting the current value of the Fund's portfolio holdings in the Fund's net asset value per share. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

BUYING SHARES

Shares of the Fund are available through broker/dealers, banks, and other financial intermediaries that have an agreement with the Fund's Distributor, Security Distributors, Inc. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Fund. Fund shares purchased directly from the Fund are not assessed such additional charges but may have a front-end sales charge as noted under "Class A shares."

There are three different ways to buy shares of the Fund--Class A shares, Class B shares or Class C shares. The different classes of a Fund differ primarily with respect to the sales charges and Rule 12b-1 distribution and service fees for each class. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan). The Fund reserves the right to reject in whole or in part any order to purchase shares.

CUSTOMER IDENTIFICATION AND VERIFICATION -- To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund must obtain the following information for each person that opens an account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account at the next-determined NAV if they are unable to verify your identity within a reasonable time.

MARKET TIMING/SHORT-TERM TRADING -- Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, transferring money into mutual funds when they expect prices to rise and taking money out when they expect

--------------------------------------------------------------------------------
                                       9
prices to fall, or transferring from the Fund to another and then back again after a short period of time. As money is transferred in and out, the Fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of the Fund's shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Directors has adopted policies and procedures against market timing and the Fund discourages market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of the Fund. The Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, that it reasonably determines to be market timing or excessive trading by a shareholder or accounts under common control. Transactions placed through the same broker/dealer or other financial intermediary on an omnibus basis may be rejected in whole or in part by the Fund. Transactions accepted by a financial intermediary in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Fund and may be cancelled or revoked by the Fund by the close of business on the next business day following receipt.

The policies and procedures of the Fund are intended to restrict transactions that are disruptive to the Fund or potentially disadvantageous to other shareholders. Although the Fund has adopted policies and procedures, the Fund may be dependant upon authorized financial intermediaries that offer the Fund's shares to assist in implementing these policies and procedures. When considering if certain restrictions or limitations should be applied to shareholder transactions, the Fund's policies and procedures take into account, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers made within the previous 12 months;

o     transfers to and from (or from and to) the Fund;

o whether a shareholder's transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether a shareholder's transfers appear to be part of a group of transfers made by a third party on behalf of individual shareholders in the group.


If it is determined that a shareholder's transfer patterns among the Fund and others are disruptive or potentially disadvantageous to other shareholders, the Fund will send the shareholder a letter notifying the shareholder that the Fund is prohibiting the shareholder from making any additional purchases for a 90-day period that begins on the date of the letter. This restriction will be applied after the shareholder makes four "round trip transfers" during any prior 12-month period. A "round trip transfer" is a transfer (1) from the Fund followed by a transfer to the Fund or (2) to the Fund followed by a transfer from the Fund.


In its sole discretion, the Fund may revise its market timing procedures at any time without prior notice as it deems necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including, without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the Fund may aggregate transfers made in two or more transactions that the Fund believes are connected (for example, two transactions by the same owner, or by spouses, or by different partnerships or corporations that are under common control, etc.).

Shareholders who seek to engage in programmed, frequent, or high volume transfer activity may deploy a variety of strategies to avoid detection, and the Fund's or a financial intermediary's ability to detect and deter harmful trading activity may be limited by operational and information systems capabilities. Furthermore, the identification of investors determined to engage in harmful trading activity involves judgments that are inherently subjective. Accordingly, despite their best efforts, neither the Fund nor the financial intermediaries that sell the Fund's shares can guarantee that the policies and procedures will detect every potential instance of market timing. The Fund applies the policies and procedures adopted by the Board of Directors consistently to all investors (including investors using omnibus account arrangements without special arrangement, waiver, or exception.

Because the Fund cannot guarantee that all harmful trading activity will be detected, and because the cooperation of broker/dealers and other financial intermediaries cannot be assured, shareholders bear the risks associated with such activity, including potential disruption of portfolio management, potentially lower performance, and higher expenses. Due to the risk that the Fund or a financial intermediary implementing the policies and procedures may not detect all harmful trading activity, it is possible that some shareholders may

--------------------------------------------------------------------------------
                                       10
inadvertently be treated differently than shareholders who are not permitted to engage in harmful trading activity. Those shareholders that do not engage in harmful trading activity nonetheless will bear the costs associated with such activity.

CLASS A SHARES -- Class A shares are subject to a sales charge at the time of purchase. An order for Class A shares will be priced at the Fund's NAV next calculated after the order is received in good order and accepted by the Fund, plus the sales charge, set forth in the following table. The NAV, plus the sales charge is the "offering price." The Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open. An order for Class A shares is priced at the NAV next calculated after the order is accepted by the Fund, plus the sales charge.

-------------------------------------------------------------------------------
                                                SALES CHARGE
                            ---------------------------------------------------
                             APPLICABLE         PERCENTAGE
                             PERCENTAGE           OF NET           PERCENTAGE
AMOUNT OF PURCHASE           OF OFFERING          AMOUNT           REALLOWABLE
AT OFFERING PRICE               PRICE            INVESTED          TO DEALERS
-------------------------------------------------------------------------------
Less than $100,000              3.5%               3.63%              3.0%
-------------------------------------------------------------------------------
$100,000 but less
   than $500,000                2.5%               2.56%              2.0%
-------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000              1.5%               1.52%              1.0%
-------------------------------------------------------------------------------
$1,000,000 and over             None               None            (See below)
-------------------------------------------------------------------------------

The Distributor will pay a commission to dealers on purchases of $1,000,000 or more as follows: 0.50% on sales up to $5,000,000, plus 0.25% on sales of $5,000,000 or more up to $10,000,000, and 0.10% on any amount of $10,000,000 or more.

As indicated in the table above, substantial investments receive lower sales charge rates. In order to reduce your Class A sales charges, you, your spouse, and your dependents (under the age of 21) may combine all of your Fund investments into one purchase. You may also, under rights of accumulation, combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. In addition, you may submit a Statement of Intention to help reduce your sales charges. This Statement allows you to count all Class A investments within a 13 month period as if you were making all of the investments at the same time, in order to qualify for reduced sales charges. If you do not fulfill the commitment reflected in your Statement of Intention, you will bear the sales charge rate associated with your total purchases, less redemptions. The Fund also makes available a reinstatement privilege to reduce your sales charges in the event you redeem your shares and then subsequently reinstate your account within 30 days. Furthermore, Class A shares of the Fund may be purchased without a sales charge when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed.

The Distributor must be notified when a purchase is made that may qualify under any of the above provisions. Consequently, an investor acquiring Class A shares directly from the Distributor must indicate in the purchase order that the purchase may qualify under any of the above provisions, and must provide enough information to substantiate the claim. If an investor purchases Class A shares through a dealer or other financial intermediary, the investor must inform the dealer or intermediary of any facts, including any records required by the intermediary, that may qualify a purchase for any of the above provisions, such as other holdings of Class A shares held directly with the Funds or through other accounts with other dealers or financial intermediaries.

Please see Appendix B and the SAI for a more detailed description of options that are available for reducing the sales charge applicable to purchases of Class A shares. For more information, you may also consult your broker or financial intermediary, or visit our website at www.securitybenefit.com. This website provides hyperlinks that facilitate access to information, stated in a clear and prominent format, that will assist you in understanding the methods available to reduce your Class A sales charges as well as provide you other information on the Fund's sales loads and breakpoint discounts.

CLASS A DISTRIBUTION PLAN -- The Fund has adopted a Class A Distribution Plan that allows the Fund to pay distribution fees to the Fund's Distributor. The Distributor uses the fees to finance activities related to the sale of Class A shares and services to shareholders. The distribution and service fee is equal to 0.25% of the average daily net assets of the Fund's Class A shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

--------------------------------------------------------------------------------
                                       11

CLASS B SHARES -- Class B shares are not subject to a sales charge at the time of purchase. An order for Class B shares will be priced at the Fund's NAV next calculated after the order is received in good order and accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open.

Class B shares are subject to a deferred sales charge if redeemed within 5 years from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred sales charge is based upon the number of years since the shares were purchased, as follows:

               --------------------------------------------
                 NUMBER OF YEARS              DEFERRED
                  SINCE PURCHASE            SALES CHARGE
               --------------------------------------------
                         1                       5%
                         2                       4%
                         3                       3%
                         4                       3%
                         5                       2%
                     6 and more                  0%
               --------------------------------------------

The Distributor will waive the deferred sales charge under certain circumstances. See the section titled "Waiver of Deferred Sales Charge."

CLASS B DISTRIBUTION PLAN -- The Fund has adopted a Class B Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class B shares and services to shareholders. The distribution and service fee is equal to 0.75% of the average daily net assets of the Fund's Class B shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

Class B shares automatically convert to Class A shares on the eighth anniversary of purchase. This is advantageous to such shareholders because Class A shares are subject to a lower distribution fee than Class B shares. A pro rata amount of Class B shares purchased through the reinvestment of dividends or other distributions is also converted to Class A shares each time the shares purchased directly are converted.

CLASS C SHARES -- Class C shares are not subject to a sales charge at the time of purchase. An order for Class C shares will be priced at the Fund's NAV next calculated after the order is received in good order and accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open.

Class C shares are subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed. The Distributor will waive the deferred sales charge under certain circumstances. See the section titled "Waiver of Deferred Sales Charge."

CLASS C DISTRIBUTION PLAN -- The Fund has adopted a Class C Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class C shares and services to shareholders. The distribution and service fee is equal to 0.50% of the average daily net assets of the Fund's Class C shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

WAIVER OF DEFERRED SALES CHARGE -- The Distributor will waive the deferred sales charge under the following circumstances:

o Upon the death of the shareholder if shares are redeemed within one year of the shareholder's death

o Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder becoming disabled and the shareholder was not disabled when the shares were purchased

o In connection with required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code ("Code")

o     In connection with distributions from retirement plans qualified under
      Section 401(a) or 401(k) of the Code for:

      o   returns of excess contributions to the plan

      o   retirement of a participant in the plan

--------------------------------------------------------------------------------
                                       12

      o a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge)

o Upon the financial hardship (as defined in regulations under the Code) of a participant in a plan

o     Upon termination of employment of a participant in a plan

o     Upon any other permissible withdrawal under the terms of the plan

SELLING SHARES

Selling your shares of the Fund is called a "redemption," because the Fund buys back its shares. A shareholder may sell shares at any time. Shares will be redeemed at the NAV next determined after the order is received by the Fund's transfer agent, less any applicable deferred sales charge. The Fund's NAV is generally calculated as of the close of trading on each day the NYSE is open. Any share certificates representing Fund shares being sold must be returned with a request to sell the shares. The value of your shares at the time of redemption may be more or less than their original cost. The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities selected in the sole discretion of the Fund.

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days.

BY MAIL -- To sell your shares, send a letter of instruction that includes:

o     The name and signature of the account owner(s)

o     The name of the Fund

o     The reason you are selling your shares

o     The dollar amount or number of shares to sell

o     Where to send the proceeds

o     A signature guarantee if

      o The check will be mailed to a payee or address different than that of the account owner, or

      o   The sale of shares is more than $25,000.

--------------------------------------------------------------------------------
 A SIGNATURE GUARANTEE helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.
--------------------------------------------------------------------------------

Mail your request to:

         Security Management Company, LLC
         P.O. Box 750525
         Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

o INDIVIDUAL OR JOINT TENANTS: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

o UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

o SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

o CORPORATION OR ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Fund.

o TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

o     RETIREMENT: Written instructions must be signed by the account owner.

BY TELEPHONE -- If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461 on weekdays (except holidays) between 7:00 a.m. and 6:00 p.m., Central time. The Fund requires that requests for redemptions over $25,000 be in writing with signatures guaranteed. You may not close your account by telephone or redeem shares for which a certificate has been issued. If you would like to establish this option on an existing account, please call 1-800-888-2461. Shareholders

--------------------------------------------------------------------------------
                                       13
may not redeem shares held in an Individual Retirement Account ("IRA") or 403(b)(7) account by telephone.

BY BROKER -- You may redeem your shares through your broker. Brokers may charge a commission upon the redemption of shares.

PAYMENT OF REDEMPTION PROCEEDS -- The Fund may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for a reason other than a weekend or holiday, or any emergency is deemed to exist by the U.S. Securities and Exchange Commission.

BY CHECK. Redemption proceeds will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $20 deducted from redemption proceeds and upon the shareholder's request, the Administrator will provide a certified or cashier's check, send the redemption proceeds by express mail, and/or send the proceeds by wire transfer. Wire transfers require receipt of appropriate wire transfer instructions from the shareholder. In addition, redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder's bank account.

DIVIDENDS AND TAXES

The Fund declares income dividends daily and pays them monthly. The Fund distributes capital gains on an annual basis. Your dividends and capital gains distributions will be reinvested in shares of the Fund unless you otherwise notify the Fund. There are no fees or sales charges on reinvestments.

TAX ON DISTRIBUTIONS -- Fund dividends and distributions are taxable to shareholders (unless your investment is in an IRA or other tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.


In addition to federal tax, dividends and distributions may be subject to state and local taxes. If the Fund declares a dividend or distribution in October, November or December but pays it in January, you will be taxed on that dividend or distribution as if you received it in the previous year.

If your tax basis in your shares exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on the shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.


Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. This rate does not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

o A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

o Distributions of earnings from non-qualifying dividends interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


Your share of interest earned by the Fund from bonds and other debt securities will be taxed at ordinary income rates. The Fund has "short-term capital gains" when it sells assets within one year after buying it. Your share of the Fund's net short term capital gains will also be taxed at ordinary income rates.

The Fund has "long-term capital gains" when it sells a security that it has owned for more than one year. Distributions designated by the Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares. The Fund expects that its distributions will consist primarily of ordinary income.


--------------------------------------------------------------------------------
                                       14

Tax-deferred retirement accounts do not generate a tax liability unless you are taking a distribution or making a withdrawal.

The Fund will mail you information concerning the tax status of the distributions for each calendar year on or before January 31 of the following year.

TAXES ON SALES OR EXCHANGES -- You may be taxed on any sale or exchange of Fund shares. The amount of gain or loss will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them.

The section above can provide a guide for your potential tax liability when selling or exchanging Fund shares. "Short-term capital gains" applies to Fund shares sold or exchanged up to one year after buying them. "Long-term capital gains" applies to shares held for more than one year.

BACKUP WITHHOLDING -- As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


NEW TAX LEGISLATION -- Pursuant to recently passed tax legislation, a regulated investment company (a "RIC") such as the Fund that earns certain interest income or short term capital gains that would not be subject to U.S. tax if earned by a foreign person directly will be permitted, to the extent of such income, to designate a dividend it pays as derived from such interest income or short term capital gains. A foreign person who is a shareholder in the RIC generally will be able to treat such a dividend as exempt from gross-basis U.S. tax, as if the foreign person had earned the interest or short term capital gains directly. The new law generally applies to dividends with respect to taxable years of RICs beginning after December 31, 2004 and before January 1, 2008. See the SAI for more information about the new legislation, particularly as to matters concerning distributions of short-term capital gains to foreign shareholders and estate taxes imposed upon foreign shareholders.


You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Fund. Please see the Statement of Additional Information for additional tax information.

SHAREHOLDER SERVICES

ACCUMULATION PLAN -- An investor may choose to invest in the Fund through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments, and is terminable at will.

Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of the Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

Investors may also choose to use an Automatic Investment Plan (automatic bank draft) to make Fund purchases. There is no additional charge for choosing to use an Automatic Investment Plan. Withdrawals from your bank account may occur up to 3 business days before the date scheduled to purchase Fund shares. An application for an Automatic Investment Plan may be obtained from the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM -- Shareholders who wish to receive regular monthly, bi-monthly, quarterly, semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current aggregate net asset value of $5,000 or more are deposited with the Administrator, which will act as agent for the shareholder under the Program. Shares are liquidated at net asset value less any applicable Redemption Fee. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or redeemed from the account.

A shareholder may establish a Systematic Withdrawal Program with respect to Class B or Class C shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date ("Free Systematic Withdrawals"). Free Systematic Withdrawals are not available if a Program established

--------------------------------------------------------------------------------
                                       15
with respect to Class B or Class C shares provides for withdrawals in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B or Class C shares requested while Free Systematic Withdrawals are being made will be calculated as described under "Class B Shares," or "Class C Shares," as applicable. A Systematic Withdrawal form may be obtained from the Fund.

EXCHANGE PRIVILEGE -- Shareholders who own shares of the Fund may exchange those shares for shares of the Diversified Income or High Yield series of Security Income Fund (R) or for shares of other mutual funds distributed by the Distributor (the "Security Funds"). An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and sales apply to exchanges, including the Fund's right to reject any order to purchase shares.

Shareholders, except those who have purchased through the following custodial accounts of the Administrator, 403(b)(7) accounts, Simplified Employee Pension ("SEP") accounts and Savings Incentive Match Plans for Employees ("SIMPLE") Plans, may also exchange their shares for shares of Security Cash Fund. Exchanges may be made only in those states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee is presently imposed on such an exchange. Class A, Class B and Class C shares of the Fund may be exchanged for Class A, Class B and, if applicable, Class C shares, respectively, of another Security Fund. Any applicable contingent deferred sales charge will be calculated from the date of the initial purchase.

The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after the exchanged shares were acquired.

Exchanges are made upon receipt of a properly completed Exchange Authorization form. This privilege may be changed or discontinued at any time at the discretion of the management of the Fund upon 60 days' notice to shareholders. Before exchanging your shares for shares of another other mutual fund distributed by the Distributor, you should request the prospectus of the mutual fund into which you are contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging. A current prospectus of the Security Fund into which an exchange is made will be given to each shareholder exercising this privilege.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Because excessive trading by a shareholder can hurt the Fund's performance and its other shareholders, the Fund reserves the right to limit the amount or number of exchanges or discontinue this privilege if (1) the Fund believes that the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund. The Fund may also reject future investments from a shareholders if the shareholder engages in, or is suspected to engage in, short-term or excessive trading.

DOLLAR COST AVERAGING. Only for shareholders of a tax-sheltered annuity ("TSA") account sponsored by the Administrator and opened on or after June 5, 2000, a special exchange privilege is available. This privilege allows such shareholders to make periodic exchanges of shares from the Fund (held in non-certificate form) to one or more of the funds available under the exchange privilege as described above. Such periodic exchanges in which securities are purchased at regular intervals are known as "dollar cost averaging." With dollar cost averaging, the cost of the securities gets averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

You may obtain a Dollar Cost Averaging Request form from the Administrator. You must designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Administrator will exchange shares as requested on the first business day of the month. The Administrator will make exchanges until your account value in the Fund is depleted or until you instruct the Administrator to terminate dollar cost averaging. You may instruct the Administrator to terminate dollar cost averaging at any time by written request.

--------------------------------------------------------------------------------
                                       16

ASSET REBALANCING. Only for shareholders of a TSA account sponsored by the Administrator and opened on or after June 5, 2000, a special exchange privilege is available that allows participants to automatically exchange shares of the funds on a quarterly basis to maintain a particular percentage allocation among the funds. The available funds are those discussed above under the exchange privilege and shares of such funds must be held in non-certificate form. Your account value allocated to a fund will grow or decline in value at different rates during the selected period, and asset rebalancing will automatically reallocate your account value in the funds to the allocation you select on a quarterly basis.

You may obtain an Asset Rebalancing Request form from the Administrator. You must designate on the form the applicable funds and the percentage of account value to be maintained in each fund. Thereafter, the Administrator will exchange shares of the funds to maintain that allocation on the first business day of each calendar quarter. You may instruct the Administrator to terminate asset rebalancing at any time by written request.

RETIREMENT PLANS -- The Fund has available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Code. Further information concerning these plans is contained in the Fund's Statement of Additional Information.

INVESTMENT POLICIES AND MANAGEMENT PRACTICES

This section takes a detailed look at some of the types of securities the Fund may hold in its portfolio and the various kinds of management practices that may be used in the portfolio. The Fund's holdings of certain types of investments cannot exceed a maximum percentage of net assets. These percentage limitations are set forth in the Statement of Additional Information. While the percentage limitations provide a useful level of detail about the Fund's investment program, they should not be viewed as an accurate gauge of the potential risk of the investment. For example, in a given period, a 5% investment in futures contracts could have significantly more of an impact on the Fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of the Fund's other investments. The Fund's portfolio manager has considerable leeway in choosing investment strategies and selecting securities that the portfolio manager believes will help the Fund achieve its objective. In seeking to meet its investment objective, the Fund may invest in any type of security or instrument whose investment characteristics are consistent with the Fund's investment program. To the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, or to cease operations entirely.

The Fund is subject to certain investment policy limitations referred to as "fundamental policies." The full text of the Fund's fundamental policies is included in the Statement of Additional Information.

The following pages describe some of the investments which may be made by the Fund, as well as some of the management practices of the Fund.

CONVERTIBLE SECURITIES -- The Fund may invest in debt (including lower rated debt or unrated debt of equivalent credit quality) or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree.

FOREIGN SECURITIES -- The Fund may invest in foreign securities denominated in U.S. dollars. Foreign investments increase a Fund's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement and regulatory practices that differ from U.S. standards. These risks are heightened for investments in developing countries.

ASSET-BACKED SECURITIES -- The Fund may invest in asset-backed securities. An underlying pool of assets, such as credit card receivables, automobile loans, or corporate loans or bonds backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the issuer, and the credit

--------------------------------------------------------------------------------
                                       17
quality of the swap counterparty, if any. The under-lying assets (i.e., loans) are subject to prepayments, which can shorten the securities' weighted average life and may lower their return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing credit support, or swap counterparty.

MORTGAGE-BACKED SECURITIES -- The Fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the Fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The three largest issuers of these securities are the Government National Mortgage Association
(GNMA), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). GNMA certificates are backed by the full faith and credit of the U.S. Government, while others, such as Fannie Mae and Freddie Mac certificates, are only supported by the ability to borrow from the U.S. Treasury or supported only by the credit of the agency. Private mortgage bankers and other institutions also issue mortgage-backed securities. Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the Fund's net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline, although historically these securities have experienced smaller price declines than comparable quality bonds. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.

Additional mortgage-backed securities in which the Fund may invest include Collateralized Mortgage Obligations (CMOs) and stripped mortgage securities. CMOs are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities. All interest and principal payments from the underlying mortgages are passed through to the CMOs in such a way as to create, in most cases, more definite maturities than is the case with the underlying mortgages. CMOs may pay fixed or variable rates of interest, and certain CMOs have priority over others with respect to the receipt of prepayments. Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a CMO to create additional classes of securities. Generally, one class receives interest only payments
(IOs) and another receives principal only payments (POs). Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The Fund can use IOs as a hedge against falling prepayment rates (interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. These securities are very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain nonstripped CMOs may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMOs, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee the Fund's investment in CMOs, IOs, or POs will be successful, and the Fund's total return could be adversely affected as a result.

U.S. GOVERNMENT SECURITIES -- The Fund may invest in U.S. Government securities. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include bills, certificates of indebtedness, notes and bonds issued by the Treasury or by agencies or instrumentalities of the U.S. Government.

RESTRICTED SECURITIES -- The Fund may invest in restricted securities that are eligible for resale under Rule

--------------------------------------------------------------------------------
                                       18

144A of the Securities Act of 1933. These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, restricted securities are not registered with the SEC. Although restricted securities which are eligible for resale under Rule 144A may be readily sold to qualified institutional buyers, there may not always be a market for them and their sale may involve substantial delays and additional costs. In addition, the Fund may invest in restricted securities that are not eligible for resale under Rule 144A. Because there is no active market for these types of securities, selling a security that is not a Rule 144A security may be difficult and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable.

LOWER RATED DEBT SECURITIES -- The Fund may invest in higher yielding debt securities in the lower rating (higher risk) categories of the recognized rating services (commonly referred to as "junk bonds"), or in unrated securities determined to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality debt securities. Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on SMC's credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

SENIOR LOANS -- The Fund may invest in Senior Loans. Senior Loans are loans that are typically made to corporate borrowers to finance leveraged buy-outs, recapitalizations, mergers, acquisitions, stock repurchases and internal growth. Senior Loans generally hold one of the most senior positions in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries and/or affiliates, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral.

Senior Loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-rated Senior Loans and debt securities (those of less than investment grade quality), including floating rate loans and debt securities, involve greater risk of default on interest and principal payments than higher-rated Senior Loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the net asset value of the Fund's shares also will decline.

The Senior Loans and corporate debt securities in which the Fund may invest are generally rated lower than investment grade credit quality, i.e., rated lower than "Baa" by Moody's Investors Service ("Moody's") or "BBB" by Standard & Poor's Ratings Group ("S&P"), or have been issued by issuers who have issued other debt securities which, if rated, would be rated lower than investment grade credit quality. Generally, the lower the rating category, the more risky is the investment. Debt securities rated below BBB by S&P or Moody's are considered to have speculative characteristics and are commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities. However, the Senior Loans in which the Fund generally invests are subject to less credit risk than typical junk bonds. They have features that junk bonds generally do not have. They are senior obligations of the borrower or issuer, are secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security-holders that invest in them.

Investment decisions will be based largely on the credit risk analysis performed by SMC, and not on rating agency evaluations. This analysis may be difficult to perform. Information about a Senior Loan and its issuer generally is not in the public domain. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, issuers are required to provide financial information to lenders and information may be available from other Senior Loan participants or agents that originate or administer Senior Loans.

IMPAIRMENT OF COLLATERAL: Senior Loans in which the Fund invests generally are secured by specific collateral of the borrowers and are senior to most other securities

--------------------------------------------------------------------------------
                                       19
of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. However, the collateral can be difficult to liquidate and the value of the collateral can decline or be insufficient to meet the obligations of the borrower. As a result, a Senior Loan may not be fully collateralized and can decline significantly in value. As a result, the Fund might not receive payments to which it is entitled.

LIMITED LIQUIDITY: Although the resale, or secondary, market for Senior Loans is growing, it is currently limited. There is no organized exchange or board of trade on which such loans are traded. Instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank re-sale market. Senior Loans usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the Senior Loans in which the Fund invests will be relatively illiquid. In addition, Senior Loans in which the Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund's ability to sell Senior Loans and may adversely affect the price that can be obtained. The Fund may have difficulty disposing of Senior Loans if it needs cash to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause the Fund to sell securities at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively affect performance. The Fund seeks to avoid the necessity of selling assets to meet such needs by the use of borrowings.

The Fund values its assets daily. However, because the secondary market for Senior Loans is limited, it may be difficult to value Senior Loans. Market quotations may not be readily available for some Senior Loans, or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of judgment may play a greater role in valuation than for securities with a more active secondary market, because there is less reliable, objective market value data available.

Although the volume of Senior Loans issued and traded has increased in recent years, demand for Senior Loans has also grown. An increase in demand may benefit the Fund by providing increased liquidity for Senior Loans, but may also adversely affect the rate of interest payable on Senior Loans acquired by the Fund, the availability of Senior Loans acquired in the primary market and it may also increase the price of Senior Loans in the secondary market.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions and taxes). This means Senior Loans are generally repaid before unsecured bank loans, unsecured corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. The Senior Loans that the Fund acquires typically have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. Because of prepayments and refinancings, the average life of a typical Senior Loan generally has been approximately 18 to 30 months. Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as LIBOR. For example, if LIBOR were 2.00% and the borrower were paying a fixed spread of 3.00%, the total interest rate paid by the borrower would be 5.00%. Base rates and, therefore, the total rates paid on Senior Loans float. Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers may tend to choose longer reset periods, and during periods of declining interest rates, borrowers may tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services.

The agent is primarily responsible for negotiating on behalf of the original lenders the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral, distributing required reporting, and for exercising remedies available to the lenders such as foreclosure upon collateral. Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required

--------------------------------------------------------------------------------
                                       20
under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between the Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, the Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the Fund could experience a decrease in NAV.

The Fund will not originate Senior Loans. Consequently, the Fund invests in Senior Loans by purchasing an assignment of a portion of a Senior Loan from a third party. Occasionally, it may also acquire a participation interest in Senior Loans. The Fund will purchase an assignment with respect to a Senior Loan, only if the agent is determined by SMC in its reasonable judgment to be credit-worthy. There is no minimum rating or other independent evaluation of a borrower limiting the Fund's investments and most Senior Loans that the Fund may acquire, if rated, will be rated below investment grade credit quality.

When the Fund is a purchaser of an assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may be more limited than those held by the assigning lender. When the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower.

The Fund may be in possession of material non-public information about a borrower as a result of its ownership of a Senior Loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of non-public information, the Fund might be unable to trade securities of such a trans-action in a security of such a borrower when it would otherwise be advantageous to do so and, as such, could incur a loss.

Some of the management practices of the Fund include:

CASH RESERVES -- The Fund may establish and maintain reserves as SMC believes is advisable to facilitate the Fund's cash flow needs (e.g., redemptions, expenses and purchases of portfolio securities) or for temporary, defensive purposes. Such reserves may include various types of money market instruments, certificates of deposit, bank demand accounts and repurchase agreements.

BORROWING -- The Fund may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Fund's investment objective and program. Such borrowings may be collateralized with Fund assets. To the extent that the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

FUTURES AND OPTIONS -- The Fund may utilize futures contracts, options on futures, and may purchase call and put options and write call and put options on a "covered" basis. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents are segregated by the custodian). Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the options), or the obligation (where the investor writes (sells) the options), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. The Fund also may purchase, sell, or write call and put options on

--------------------------------------------------------------------------------
                                       21
securities and financial indices. Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower the Fund's total return, and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. The Fund will segregate cash or liquid securities, enter into offsetting transactions, or otherwise cover any leverage that may be deemed to arise in connection with futures and options transactions, consistent with applicable regulatory guidance.

PORTFOLIO TURNOVER -- Although the Fund will not generally trade for short-term profits, circumstances may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs and result in additional taxable gains.

GENERAL INFORMATION

SHAREHOLDER INQUIRIES -- Shareholders who have questions concerning their account or wish to obtain additional information, may call the Fund (see back cover for address and telephone numbers), or contact their securities broker.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for its Class A shares, Class B shares and Class C shares during the period since commencement of the Fund or share class. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


Investors should note that the performance of the Fund before November 17, 2004, as shown in this section, was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. In addition, prior to July 1, 2005, the Fund operated as a "feeder" fund that invested substantially all of its assets in a "master" fund, the PreservationPlus Income Portfolio, an investment company that is managed by Deutsche Asset Management, Inc.




--------------------------------------------------------------------------------------------------------------------
                                                             FISCAL YEAR ENDED SEPTEMBER 30
                                       -----------------------------------------------------------------------------
                                       2005(e)(g)         2004            2003            2002            2001
                                       -----------     -----------     -----------     -----------     -----------
CLASS A - PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD    $     10.00     $     10.00     $     10.00     $     10.00     $     10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............          0.32            0.35            0.36            0.48            0.60
Net Gain on Securities
   (realized and unrealized) .......          0.15              --              --              --              --
                                       -----------     -----------     -----------     -----------     -----------
Total from Investment Operations ...          0.47            0.35            0.36            0.48            0.60

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ..............         (0.53)          (0.35)          (0.36)          (0.48)          (0.60)
Realized gains .....................         (0.11)          (0.15)          (0.08)             --              --
Reverse stock split ................            --            0.15            0.08              --              --
                                       -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.64)          (0.35)          (0.36)          (0.48)          (0.60)
                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ......   $      9.83     $     10.00     $     10.00     $     10.00     $     10.00
                                       ===========     ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN(a) .........          4.73%           3.60%           3.64%           4.94%           6.15%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)   $   136,181     $   377,026     $   294,501     $   361,411     $   208,117
Ratio of net investment income
   to average net assets ...........          2.96%           3.64%           3.68%           4.72%           6.00%
Net Expenses (b)(d) ................          1.21%           1.49%           1.45%           1.37%           1.20%
Total Expenses (b)(c) ..............          1.41%           1.59%           1.53%           1.50%           1.61%
Portfolio Turnover Rate(f) .........            36%            120%            244%             62%             13%
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       22


--------------------------------------------------------------------------------------------------------------------
                                                             FISCAL YEAR ENDED SEPTEMBER 30
                                       -----------------------------------------------------------------------------
                                       2005(e)(g)         2004            2003            2002            2001
                                       -----------     -----------     -----------     -----------     -----------
CLASS B - PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD    $     10.00     $     10.00     $     10.00     $     10.00     $     10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............          0.24            0.30            0.31            0.43            0.55
Net Gain on Securities
   (realized and unrealized) .......          0.18              --              --              --              --
                                       -----------     -----------     -----------     -----------     -----------
Total from Investment Operations ...          0.42            0.30            0.31            0.43            0.55

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ..............         (0.48)          (0.30)          (0.31)          (0.43)          (0.55)
Realized gains .....................         (0.11)          (0.15)          (0.08)             --              --
Reverse stock split ................            --            0.15            0.08              --              --
                                       -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.59)          (0.30)          (0.31)          (0.43)          (0.55)
                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ......   $      9.83     $     10.00     $     10.00     $     10.00     $     10.00
                                       ===========     ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN(a) .........          4.21%           3.03%           3.12%           4.42%           5.68%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)   $    38,554     $    40,439     $    35,989     $    20,677     $     3,033
Ratio of net investment income
   to average net assets ...........          2.37%           3.14%           3.14%           4.07%           5.44%
Net Expenses (b)(d) ................          1.66%           1.99%           1.95%           1.89%           1.63%
Total Expenses (b)(c) ..............          1.86%           2.09%           2.03%           2.02%           2.04%
Portfolio Turnover Rate(f) .........            36%            120%            244%             62%             13%
--------------------------------------------------------------------------------------------------------------------

CLASS C - PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD    $     10.00     $     10.00     $     10.00     $     10.00     $     10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............          0.27            0.33            0.33            0.46            0.58
Net Gain on Securities
   (realized and unrealized) .......          0.17              --              --              --              --
                                       -----------     -----------     -----------     -----------     -----------
Total from Investment Operations ...          0.44            0.33            0.33            0.46            0.58

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ..............         (0.50)          (0.33)          (0.33)          (0.46)          (0.58)
Realized gains .....................         (0.11)          (0.15)          (0.08)             --              --
Reverse stock split ................            --            0.15            0.08              --              --
                                       -----------     -----------     -----------     -----------     -----------
Total distributions ................         (0.61)          (0.33)          (0.33)          (0.46)          (0.58)
                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ......   $      9.83     $     10.00     $     10.00     $     10.00     $     10.00
                                       ===========     ===========     ===========     ===========     ===========
TOTAL INVESTMENT RETURN(A) .........          4.46%           3.30%           3.36%           4.68%           5.93%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)   $    89,498     $   224,348     $   142,048     $    55,723     $     5,762
Ratio of net investment income
   to average net assets ...........          2.62%           3.38%           3.38%           4.32%           5.72%
Net Expenses (b)(d) ................          1.43%           1.74%           1.70%           1.67%           1.41%
Total Expenses (b)(c) ..............          1.63%           1.84%           1.78%           1.80%           1.82%
Portfolio Turnover Rate(f) .........            36%            120%            244%             62%             13%
--------------------------------------------------------------------------------------------------------------------



(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and Class C shares.

(b) Ratio of expenses to average net assets includes expenses of the PreservationPlus Income Portfolio.


(c) Total expense information reflects expense ratios absent expense reductions, and earnings credits as applicable.


--------------------------------------------------------------------------------
                                       23

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits as applicable.

(e) Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The impact of the elimination of wrapper agreements on net assets of the Series on November 17, 2004 was $0.30 per share. The return for the year ended September 30, 2005 includes the effect of this change and in absence of such change, the return would have been lower.

(f) Prior to June 30, 2005, the Fund was a feeder fund that did not engage in portfolio transactions, and thus the Fund itself had no portfolio turnover rate. The portfolio turnover rate listed for 2001-2004 is the turnover rate of the Preservation Plus Portfolio. The portfolio turnover amount for 2005 reflects the Fund's portfolio turnover from June 30, 2005 through September 30, 2005.

(g) The Investment Manager became the advisor of the Fund effective June 30, 2005. The Fund also changed from a master-feeder structure to a stand alone short-term bond fund. From inception to June 30, 2005, Deutsche Asset Management, Inc. was engaged to manage the master-feeder structure.


--------------------------------------------------------------------------------
                                       24

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. -- AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category. The modifier 2 indicates a mid-range ranking, and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP -- AAA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circum-stances and economic conditions than bonds in higher rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC. Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of obligations. BB

--------------------------------------------------------------------------------
                                       25
indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C. The rating C is reserved for income bonds in which no interest is being paid.

D. Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

NOTE: Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

--------------------------------------------------------------------------------
                                       26

APPENDIX B

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Security Funds.

For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, (i) the amount purchased is measured with respect to the offering price of the shares, and (ii) the term "Purchaser" includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- To reduce sales charges on purchases of Class A shares of the Fund, a Purchaser may combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Rights of accumulation also apply to purchases representing a combination of the Class A shares of the Fund, and other Security Funds, except Security Cash Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT OF INTENTION -- A Purchaser may choose to sign a Statement of Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Fund, and other Security Funds, except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Shares equal to five percent (5%) of the amount specified in the Statement of Intention will be held in escrow until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

A Statement of Intention may be revised during the 13-month (or, if applicable, 36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A Statement of Intention may be obtained from the Fund.

REINSTATEMENT PRIVILEGE -- Shareholders who redeem their Class A shares of the Fund have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Security Funds, without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a shareholder must provide written notice and a check in the amount of the reinvestment within thirty days after the redemption request; the reinstatement will be made at the net asset value per share on the date received by the Fund or the Security Funds, as appropriate.

PURCHASES AT NET ASSET VALUE -- Class A shares of the Fund may be purchased at net asset value by (1) directors, officers and employees of the Fund, the Fund's Administrator or Distributor; directors, officers and employees of Security Benefit Life Insurance Company and its subsidiaries; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

Class A shares of the Fund may also be purchased at net asset value when the purchase is made on the recommen-

--------------------------------------------------------------------------------
                                       27
dation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or
(ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed.

The Distributor must be notified when a purchase is made that qualifies under this provision. Consequently, when a Purchaser acquires shares directly from the Fund, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions, and must provide enough information to substantiate that claim. When a Purchaser acquires shares through a broker/dealer or other financial intermediary, he/she must inform his/her broker/dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A shares of the Fund or other Security Funds that the Purchaser has, directly with the Fund, or through other accounts with broker/dealers or financial intermediaries.

--------------------------------------------------------------------------------
                                       28

FOR MORE INFORMATION

--------------------------------------------------------------------------------
BY TELEPHONE -- Call 1-800-888-2461.

BY MAIL -- Write to:
Security Management Company, LLC
One Security Benefit Place
Topeka, KS 66636-0001

ON THE INTERNET -- Reports and other information about the Fund can be viewed online or downloaded from:

SEC: On the EDGAR Database at
http://www.sec.gov

SMC, LLC: http://www.securitybenefit.com

Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the
Commission at 1-202-942-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the
Commission, Washington, DC 20549-0102.
--------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION -- The Fund's Statement of Additional Information and the Fund's annual or semi-annual report are available, without charge upon request by calling the Funds' toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to SMC, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling the Fund's toll-free telephone number listed above. The Fund's Statement of Additional Information is incorporated into this prospectus by reference.

The Fund's Investment Company Act file number is listed below:

      Security Income Fund .........................   811-02120

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

    SECURITY INCOME FUND(R)

      o     SECURITY CAPITAL PRESERVATION FUND
    One Security Benefit Place, Topeka, Kansas 66636-0001
    (785) 438-3127
    (800) 888-2461



    This Statement of Additional Information ("SAI") is not a Prospectus. It is intended to provide additional information regarding those activities and operations of the Security Capital Preservation Fund and should be read in conjunction with the Prospectus dated February 1, 2006, as it may be supplemented from time to time. The Prospectus provides the basic information investors should know before investing. A Prospectus may be obtained by writing Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling (785) 438-3127 or (800) 888-2461.
    The Fund's financial statements included in the Fund's September 30, 2005 Annual Report areincorporated herein by reference.


    STATEMENT OF ADDITIONAL INFORMATION

    FEBRUARY 1, 2006
    RELATING TO THE PROSPECTUS DATED February 1, 2006
    AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME


--------------------------------------------------------------------------------


FUND ADMINISTRATOR

Security Management Co., LLC
One Security Benefit Place
Topeka, Kansas 66636-0001

DISTRIBUTOR

Security Distributors, Inc.
One Security Benefit Place
Topeka, Kansas 66636-0001

CUSTODIAN

UMB Bank, N.A.
928 Grand Avenue
Kansas City, Missouri 64106


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
1200 Main Street
Kansas City, Missouri 64105

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


GENERAL INFORMATION .......................................................    4

INVESTMENT METHODS AND ADDITIONAL RISK FACTORS ............................    4
  Short-Term Instruments ..................................................    4
  U.S. Government Securities ..............................................    4
  Certificates of Deposit and Bankers' Acceptances ........................    5
  Commercial Paper ........................................................    5
  U.S. Dollar-Denominated Foreign Securities ..............................    5
  U.S. Dollar-Denominated Sovereign and
    Supranational Fixed Income Securities .................................    5
  Put Bond ................................................................    6
  Senior Loans ............................................................    6
  Variable and Floating Rate Instruments ..................................    7
  Warrants ................................................................    8
  Municipal Securities ....................................................    8
  Municipal Leases, Certificates of Participation and
    Other Participation Interests .........................................    9
  Municipal Notes .........................................................    9
  Private Activity and Industrial Development Bonds .......................   10
  Tax Exempt Commercial Paper .............................................   10
  Pre-Refunded Municipal Securities .......................................   10
  Tender Option Bonds .....................................................   10
  Auction Rate Securities .................................................   11
  Private Activity Bonds ..................................................   11
  Mortgage- and Asset-Backed Securities ...................................   11
  Illiquid Securities .....................................................   16
  When-Issued and Delayed Delivery Securities .............................   17
  Lower-Rated Debt Securities ("Junk Bonds") ..............................   17
  Securities of Foreign Issuers -
    Investment in Emerging Markets ........................................   18
  Currency Management Techniques ..........................................   18
  Forward Foreign Currency Exchange Contracts .............................   18
  Derivatives .............................................................   19
  Swaps ...................................................................   20
  Futures Contracts and Options
    on Futures Contracts - General ........................................   21
  Futures Contracts .......................................................   22
  Options on Futures Contracts ............................................   23
  Options on Securities ...................................................   24
  Limitations and Risks Associated with Transactions in Options,
    Futures Contracts and Options on Futures Contracts ....................   26
  Other Considerations ....................................................   27
  Repurchase Agreements ...................................................   27
  Reverse Repurchase Agreements ...........................................   28
  Borrowing ...............................................................   28
  Other Investment Companies ..............................................   28
  Asset Coverage ..........................................................   29
  Rating Services .........................................................   30
  Investment Restrictions .................................................   30
DISCLOSURE OF PORTFOLIO HOLDINGS ..........................................   31

MANAGEMENT OF THE FUND ....................................................   32
  Officers and Directors of Security Income Fund ..........................   32

COMMITTEES ................................................................   35
  Audit Committees ........................................................   35
  Nominating Committee ....................................................   35

REMUNERATION OF DIRECTORS AND OTHERS ......................................   35
  Security Income Fund Director Compensation Table ........................   36
  Principal Holders of Securities .........................................   36
  Directors' Ownership of Securities ......................................   36

DETERMINATION OF THE NET ASSET VALUE ......................................   36
  Overview of TSA Accounts ................................................   37


--------------------------------------------------------------------------------
                                        2

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


OWNERSHIP OF SHARES THROUGH PLANS .........................................   40

HOW TO PURCHASE SHARES ....................................................   40
  Alternative Purchase Options ............................................   40
  Class A Shares ..........................................................   41
  Class A Distribution Plan ...............................................   41
  Class B Shares ..........................................................   41
  Class B Distribution Plan ...............................................   42
  Class C Shares ..........................................................   42
  Class C Distribution Plan ...............................................   42
  Rule 12b-1 Plan Expenses ................................................   43
  Calculation and Waiver of
    Contingent Deferred Sales Charges .....................................   43
  Arrangements with Broker-Dealers and Others .............................   43
  Purchases at Net Asset Value ............................................   44
  Purchases for Employer-Sponsored Retirement Plans .......................   44

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS ................................   45

HOW TO REDEEM SHARES ......................................................   48

INVESTMENT MANAGER ........................................................   49
  Evaluation of Investment Advisory Contract by the
    Board .................................................................   50
  Previous Investment Manager .............................................   51

PORTFOLIO MANAGERS ........................................................   51
  Ownership of Fund Shares ................................................   52
  Conflicts of Interest ...................................................   52
  Compensation ............................................................   53

DISTRIBUTOR ...............................................................   53

ADMINISTRATOR AND TRANSFER AGENT ..........................................   54

CODE OF ETHICS ............................................................   55

PROXY VOTING ..............................................................   55

CUSTODIAN .................................................................   55

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .............................   55

ORGANIZATION OF SECURITY INCOME FUND ......................................   55

DIVIDENDS AND TAXES .......................................................   56
  Options, Futures and Forward
    Contracts and Swap Agreements .........................................   58
  Market Discount .........................................................   59
  Original Issue Discount .................................................   59
  Constructive Sales ......................................................   59
  Foreign Taxation ........................................................   59
  New Tax Legislation .....................................................   59
  Other Taxes .............................................................   60

ALLOCATION OF PORTFOLIO BROKERAGE .........................................   60
  Portfolio Turnover ......................................................   61

PERFORMANCE INFORMATION ...................................................   62
  Standard Performance Information ........................................   62
  Comparison of Fund Performance ..........................................   63

FINANCIAL STATEMENTS ......................................................   63

APPENDIX A ................................................................   64


--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

GENERAL INFORMATION

Security Capital Preservation Fund (the "Fund") is a separate series of Security Income Fund, an open-end, management investment company (mutual fund) of the series type, offering shares of the Fund ("Shares") as described herein.


As described in the Fund's Prospectus, the Fund seeks to achieve its investment objective by investing in investment grade fixed income securities including, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. Government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities. Prior to the date of this SAI, the Fund sought to achieve its investment objective by investing all of its net investable assets in PreservationPlus Income Portfolio (the "Portfolio") , a diversified open end management investment company with the same investment objective as the Fund.

Security Management Company, LLC ("SMC" or the "Investment Manager") currently serves as the Fund's investment manager.


Shares of the Fund are sold by Security Distributors, Inc., the Fund's distributor (the "Distributor"), to individuals and others that meet the minimum investment and other requirements for investing in the Fund, as discussed in the Prospectus.

Shares are offered either directly, through broker/ dealers, or through vehicles such as bank collective funds or insurance company separate accounts. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement.

This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings ascribed to them in the Prospectus.

INVESTMENT METHODS AND ADDITIONAL RISK FACTORS


SHORT-TERM INSTRUMENTS -- When the Fund experiences large cash inflows, (for example, through the sale of securities), and investments deemed attractive by the Investment Manager are unavailable in sufficient quantities, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such investments. In addition, when in the Investment Manager's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse market or other conditions, up to 100% of the Fund's assets may be invested in such short-term instruments.


Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, are deemed to be of comparable quality in the opinion of the Investment Manager; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (5) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's; outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of the Investment Manager. These instruments may be denominated in U.S. dollars.


U.S. GOVERNMENT SECURITIES -- The Fund may invest in obligations issued or guaranteed by the U.S. government, including: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years from the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S., such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac").


Other U.S. government securities the Fund may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because

--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Investment Manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

The Fund may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government. STRIPS may be sold as zero coupon securities. See "Zero Coupon Securities and Deferred Interest Bonds."

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES -- Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER -- The Fund may invest in commercial paper. The Fund may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Fund must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.


Commercial paper when purchased by the Fund must be rated in the highest short-term rating category by any two Nationally Recoginized Statistical Rating Organizatoins, or "NRSROs" (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Investment Manager, acting under the supervision of the Board of Directors of the Fund, to be of comparable quality. Investing in foreign commercial paper generally involves risks relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks.

The Fund may also invest in variable rate master demand notes. A variable rate master demand note ( a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


For a description of commercial paper ratings, see the Appendix to this SAI.

U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES -- The Fund may invest a portion of its assets in U.S. dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES -- The Fund may invest in U.S. dollar-denominated foreign government debt securities, which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, "sovereign debt obligations"). Sovereign debt obligations may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and interest when due and may require renegotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Quasi-governmental and supranational entities

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include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include (but are not limited to) the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the Inter-American Development Bank. Currently, the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the World Bank, the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

FIXED INCOME SECURITY RISK. Fixed income securities generally expose the Fund to four types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Fund's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund); and (4) prepayment risk or call risk (the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid, or "called" prior to maturity, requiring the Fund to invest the proceeds at generally lower interest rates). Investing in U.S. dollar-denominated foreign government debt securities may involve more risk than investing in U.S. government debt securities. See "U.S. Dollar-Denominated Foreign Securities above.

PUT BONDS -- A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Fund in effect holds a demand obligation that bears interest at the prevailing short-term rate.

In selecting put bonds, the Adviser takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments or the bond's rating is downgraded.

SENIOR LOANS -- The Fund invests in Senior Loans (I.E., senior secured floating rate corporate loans).

Senior Loans are loans made to corporations. In return, the corporation pays interest and principal to the lenders. Senior Loans also include participation interests in Senior Loans or assignments of Senior Loans. A Senior Loan in which the Fund may invest typically is structured by an agent bank acting on behalf of a group of lenders to whom the loan will be syndicated. The syndicate of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. Typically, the agent bank administers the Loan on behalf of all the lenders. This lender is referred to as the agent bank.

The Fund may invest in a Senior Loan in one of two ways. It may purchase a participation interest or it may purchase an assignment. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a Senior Loan. The Fund may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a Senior Loan previously attributable to a different lender. Unlike a participation interest, the Fund will generally become a lender for the purposes of the relevant loan agreement by purchasing an assignment.

The Fund will not originate loans. As such, it will not be buying in the "primary" market. When Fund purchases an existing assignment of a Senior Loan, or purchases a participation interest in a Senior Loan, it is said to be purchasing in the "secondary" market. Purchases of Senior Loans in the secondary market may take place at, above, or below the par value of a Senior Loan. Purchases above par will effectively reduce the amount of interest being received by Fund through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest being received by Fund through the amortization of the purchase price discount. The Fund may be able to invest in Senior Loans only through participation interests or assignments at certain times when reduced direct investment opportunities in Senior Loans may exist.

If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of

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the borrower. Therefore, when the Fund invests in Senior Loans through the purchase of participation interests, the Fund's sub-adviser must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Fund and a borrower.

Typically, Senior Loans are secured by collateral that, at the time of origination, has a fair market value at least equal to the amount of such Senior Loan. The Fund's sub-adviser generally will determine the value of the collateral by customary valuation techniques that it considers appropriate. However, the value of the collateral may decline following the Fund's investment. Also, collateral may be difficult to sell and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, the Fund might not receive payments to which it is entitled. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower's owners may provide additional collateral, typically by pledging their ownership interest in the Borrower as collateral for the loan. The borrower under a Senior Loan must comply with various restrictive covenants contained in any Senior Loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the Senior Loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a Senior Loan agreement which is not waived by the agent bank and the lending syndicate normally is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding Senior Loan.

The Fund will make an investment in a Senior Loan only after the Fund's sub-adviser determines that the investment is suitable for the Fund based on the sub-adviser's independent credit analysis. Generally, this means that the sub-adviser has determined that the likelihood that the corporation will meet its obligations is acceptable.

The rate of interest payable on Senior Loans is established as the sum of a base lending rate plus a specified margin. These base lending rates generally are the London Interbank Offered Rate ("LIBOR"), the interest rate quoted by major U.S. money center commercial banks at which such banks are willing to lend U.S. dollars to their most creditworthy borrowers, as quoted daily in the Wall Street Journal (Prime Rate), the certificate of deposit ("CD") rate, or another base lending rate used by commercial lenders. The interest rate on Prime Rate-based Senior Loans floats daily as the Prime Rate changes, while the interest rate on LIBOR-based Senior Loans is reset periodically, typically between 30 days and 90 days. Certain of the Senior Loans in which the Fund will invest may permit the borrower to select an interest rate reset period of up to one year. A portion of the Fund's investments may consist of loans with interest rates that are fixed for the term of the loan. Investment in Senior Loans with longer interest rate reset periods or loans with fixed interest rates may increase fluctuations in the Fund's net asset value as a result of changes in interest rates. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS -- The Fund may invest in variable or floating rate instruments and variable rate demand instruments, including variable amount master demand notes. These instruments will normally involve industrial development or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. In addition, the interest rate on these securities may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest.

Debt instruments purchased by the Fund may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Other variable and floating rate instruments include but are not limited to corporates, ABS, CMBS, MBS, CMOs, government and agency securities. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund's fixed income investments, the issuer's obligation to pay the

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principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Fund's investment quality standards relating to investments in bank obligations. The Adviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether the Fund should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights.

Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days.

WARRANTS -- The Fund may invest in warrants. Warrants generally entitle the holder to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a period of years or in perpetuity. Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, the market value of a warrant may not necessarily change with that of the underlying security. A warrant ceases to have value if it is not exercised prior to any expiration date to which the warrant is subject. The purchase of warrants involves a risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security.

MUNICIPAL SECURITIES -- The Fund may invest to a limited extent in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the U.S. (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there are a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying the Fund's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Adviser based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

One or a small number of institutional investors such as the Fund may purchase an entire issue of municipal securities. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly

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offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable.

The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, because of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

MUNICIPAL LEASES, CERTIFICATES OF PARTICIPATION AND OTHER PARTICIPATION INTERESTS -- A municipal lease is an obligation in the form of a lease or installment purchase contract that is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance (as well as regular federal income tax). Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of `non-appropriation' clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, the Fund's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments.

In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Fund's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Fund may be determined by the Investment Manager, pursuant to guidelines adopted by the Board of Directors, to be liquid securities for the purpose of the Fund's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the Investment Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. The Fund may not invest more than 5% of its net assets in municipal leases.

The Fund may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days notice, of all or any part of the Fund's participation interest in the underlying municipal security, plus accrued interest.

MUNICIPAL NOTES -- Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then

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provide the funds needed for repayment of the notes. Tax and Revenue
Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

PRIVATE ACTIVITY AND INDUSTRIAL DEVELOPMENT BONDS -- The Fund may invest in private activity and industrial development bonds, which are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

TAX EXEMPT COMMERCIAL PAPER -- Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

PRE-REFUNDED MUNICIPAL SECURITIES -- The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding the source of such payments of the principal of and interest on these securities are typically paid from an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

TENDER OPTION BONDS -- A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.

However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the Fund's credit quality requirements, to be inadequate. The Fund intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Adviser, be exempt from regular federal income tax. However, because there can be no assurance that the IRS will agree with such counsel's opinion in any particular case, there is a risk that the Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such

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interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Fund intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

AUCTION RATE SECURITIES -- Auction rate securities in which the Fund may invest consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code").

The Fund's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Fund's assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies.

PRIVATE ACTIVITY BONDS -- Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by the Fund (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

MORTGAGE- AND ASSET-BACKED SECURITIES -- The Fund may invest in mortgage-backed securities. A mortgage-backed security consists of a pool of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will decrease both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity and market values. To the extent that the Fund invests in mortgage-backed securities, the Investment Manager may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques. The Fund may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of corporate and consumer loans (unrelated to mortgage loans) held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or

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senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of corporate and consumer loans, and the certificate-holder generally has no recourse against the entity that originated the loans.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as (but not limited to) motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The market for privately issued asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. The asset-backed securities in which the Fund may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's.

The yield characteristics of the mortgage- and asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on the mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (1) liquidity protection and (2) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties; through various means of structuring the transaction; or through a combination of such approaches. The Fund may not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be

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subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. The Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as Ginnie Mae, Fannie Mae and Freddie Mac. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. The Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any Ginnie Mae guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

The Ginnie Mae Certificates in which the Fund invests represent a pro rata interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buy down" mortgage loans); (8) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are obligations solely of Fannie Mae and are not backed by the full faith and credit of the U.S. government.

Each Fannie Mae Certificate represents a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate and adjustable mortgage loans secured by multifamily projects.

FREDDIE MAC CERTIFICATES. Freddie Mac is a federally chartered and privately owned corporation of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed-rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects.

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Each mortgage loan must meet the applicable standards set forth in the FHLMC
Act. A Freddie Mac Certificate group may include whole loans, participating interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

MULTIPLE CLASS MORTGAGE-BACKED SECURITIES. The Fund may invest in multiple class mortgage-backed securities including collateralized mortgage obligations ("CMOs") and real estate mortgage investments conduits ("REMIC") Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities. REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively. Although investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests, the Fund does not intend to purchase such residual interests in REMICs.

Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. These Certificates are obligations solely of Fannie Mae and are not backed by the full faith and credit of the U.S. Government. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). These PCs are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government. PCs represent undivided interests in specified level payment, residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the underlying mortgage loans or the mortgaged assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the mortgaged assets may be allocated among the several tranches in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full. Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the mortgaged assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the PAC Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created

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that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may purchase stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from the mortgaged assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ADJUSTABLE RATE MORTGAGES-INTEREST RATE INDICES. Adjustable rate mortgages in which the Fund invests may be adjusted on the basis of one of several indices. The One Year Treasury Index is the figure derived from the average weekly quoted yield on U.S. Treasury Securities adjusted to a constant maturity of one year. The Cost of Funds Index reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the "FHLB Eleventh District") that are member institutions of the Federal Home Loan Bank of San Francisco (the "FHLB of San Francisco"), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

A number of factors affect the performance of the Cost of Funds Index and may cause the Cost of Funds Index to move in a manner different from indices based upon specific interest rates, such as the One Year Treasury Index. Because of the various origination dates and maturities of the liabilities of members of the FHLB Eleventh District upon which the Cost of Funds Index is based, among other things, at any time the Cost of Funds Index may not reflect the average prevailing market interest rates on new liabilities of similar maturities. There can be no assurance that the Cost of Funds Index will necessarily move in the same direction or at the same rate as prevailing interest rates since as longer term deposits or borrowings mature and are renewed at market interest rates, the Cost of Funds Index will rise or fall depending upon the differential between the prior and the new rates on such deposits and borrowings. In addition, dislocations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Furthermore, any movement in the Cost of Funds Index as compared to other indices based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the Cost of Funds Index. To the extent that the Cost of Funds Index may reflect interest changes on a more delayed basis than other indices, in a period of rising interest rates, any increase may produce a higher yield later than would be produced by such other indices, and in a period of declining interest rates, the Cost of Funds Index may remain higher than other market interest rates which may result in a higher level of principal prepayments on mortgage loans which adjust in accordance with the Cost of Funds Index than mortgage loans which adjust in accordance with other indices.

LIBOR, the London interbank offered rate, is the interest rate that the most creditworthy international banks dealing in U.S. dollar-denominated deposits and loans charge each other for large dollar-denominated loans. LIBOR is also usually the base rate for large dollar-denominated loans in the international market. LIBOR is generally quoted for loans having rate adjustments at one, three, six or twelve month intervals.

ZERO COUPON SECURITIES AND DEFERRED INTEREST BONDS. The Fund may invest in zero coupon securities that are "stripped" U.S. Treasury notes and bonds and in deferred interest bonds. Zero Coupon Securities, including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities are redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security, and the accrual constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial

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need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash.

The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. See "Taxes."

ILLIQUID SECURITIES -- Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at prices deemed reasonable by the Investment Manager and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including but not limited to repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission ("SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Investment Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by NASD, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Investment Manager the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

TBA PURCHASE COMMITMENTS. The Fund may enter into `To Be Announced' ("TBA") purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 75-90 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the

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underlying securities. To facilitate such acquisitions, the Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Fund chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies on its books liquid assets, cash or U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered being advantageous.

LOWER-RATED DEBT SECURITIES ("JUNK BONDS") -- The Fund may invest in debt securities rated below the fourth long-term rating category by S&P, Moody's and Fitch or comparably rated by another NRSRO, or if not rated by a NRSRO, of comparable quality as determined by The Investment Manager, Inc. in its sole discretion. These securities, often referred to as junk bonds or high yield debt securities, are considered speculative and, while generally offering greater income than investments in higher quality securities, involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality bonds tend to be affected by economic changes and short-term corporate and industry developments, as well as public perception of those changes and developments, to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Directors of the Fund, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the Fund's ability to dispose of these securities. In addition, such securities generally present a higher degree of credit risk. Issuers of lower-rated debt securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Since the risk of default is higher for lower-rated debt securities, The Investment Manager, Inc.'s research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Investment Manager will attempt to identify those issuers of high yield debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. The Investment Manager's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest

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of security holders if it determines this to be in the interest of the Fund. The
Investment Manager may invest in an affiliated mutual fund to gain exposure to lower rated debt securities. The affiliated fund is permitted to invest in securities of lower credit ratings than the Fund could invest in if it makes direct purchases of high yield debt securities.

SECURITIES OF FOREIGN ISSUERS -- INVESTMENT IN EMERGING MARKETS -- The Fund may invest to varying degrees in one or more countries with emerging securities markets. These countries are generally located in Latin America, Europe, the Middle East, Africa and Asia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and, at times, may have nationalized, or expropriated the assets of private companies. As a result, these risks, including the risk of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in these countries, as well as the availability of additional investments in these countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make the Fund's investments in these countries illiquid and more volatile than investments in most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in some of these countries. There may be little financial or accounting information available with respect to issuers located in certain of these countries, and may be difficult as a result to assess the value or prospects of an investment in those countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in those countries.

CURRENCY MANAGEMENT TECHNIQUES -- The instruments involved in currency-related transactions may be considered derivative instruments. The Fund may enter into currency-related transactions to attempt to protect against an anticipated rise in the U.S. dollar price of securities that it intends to purchase. In addition, the Fund may enter into currency-related transactions to attempt to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends or interest from such securities, due to a decline in the value of the foreign currency against the U.S. dollar. The forecasting of currency market movements is extremely difficult and there can be no assurance that currency hedging strategies will be successful. If the Investment Manager is incorrect in its forecast, currency hedging strategies may result in investment performance worse than if the strategies were not attempted. In addition, forward contracts and over-the-counter currency options may be illiquid and are subject to the risk that the counterparty will default on its obligations.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may exchange currencies in the normal course of managing its investments in foreign securities and may incur costs in doing so because a foreign exchange dealer may charge a fee for conversion. The Fund may conduct foreign currency exchange transactions on a "spot" basis (i.e., for prompt delivery and settlement) at the prevailing spot rate for purchasing or selling currency in the foreign currency exchange market. The Fund also may enter into forward foreign currency exchange contracts ("forward currency contracts") or other contracts to purchase and sell currencies for settlement at a future date. A foreign exchange dealer, in that situation, will expect to realize a profit based on the difference between the price at which a foreign currency is sold to the Fund and the price at which the dealer will cover the purchase in the foreign currency market. Foreign exchange transactions are entered into at prices quoted by dealers, which may include a mark-up over the price that the dealer must pay for the currency.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades, but currency dealers seek to obtain a "spread" or profit on each transaction.

At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.

The Fund may use forward currency transactions in an attempt to hedge against losses, or where possible, to add to investment returns. For the purposes of hedging, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale,

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for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may cause the Fund to enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures.

Using forward currency contracts in an attempt to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets.

If the value of the securities placed in the segregated account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although forward currency contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the Fund's ability to utilize forward currency contracts may be restricted. In addition, a particular forward currency contract and assets used to cover such contract may be illiquid.

The Fund generally will not enter into a forward currency contract with a term of greater than one year. The forecasting of short-term currency market movements is extremely difficult and there can be no assurance that short-term hedging strategies will be successful.

While the Fund will enter into forward currency contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from currency transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign currency exchange loss. Forward currency contracts may be considered derivative instruments.

DERIVATIVES --

GENERAL. The Fund may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives," such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. For example, the Fund may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities and for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances lead to significant losses. The Fund will limit the leverage created by its use of derivatives for investment purposes by "covering" such positions as required by the SEC. The Investment Manager may use derivatives in circumstances where the Investment Manager believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative.

The Fund's investment in options, futures, forward contracts, and similar strategies depend on the Investment Manager's judgment as to the potential risks and

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rewards of different types of strategies. Options and futures can be volatile investments, and may not perform as expected. If the Investment Manager applies a hedge at an inappropriate time or judges price trends incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund in the event of default by the other party to the contract.

HEDGING STRATEGIES. The Fund may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Fund's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Fund change its investments among different types of Fixed Income Securities.

The Fund might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Investment Manager is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Fund;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities; and

o the possibility that the Fund will be unable to close out or liquidate its hedged position.

A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

To the extent that the Fund engages in the strategies described above, the Fund may experience losses greater than if these strategies had not been utilized. In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out a position without incurring substantial losses, if at all. The Fund is also subject to the risk of default by a counterparty to an off-exchange transaction. See "Illiquid Securities."

SWAPS -- Among the Strategic Transactions into which the Fund may enter are currency, and other types of swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Swaps have special risks associated including possible default by the counterparty to the transaction, illiquidity and, where swaps are used for hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. Whether the use of swap agreements will be successful in furthering its investment objective will depend on the Investment Manager's

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ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

CREDIT DEFAULT SWAPS. The Fund may invest up to 15% of its total assets in credit default swaps. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The buyer of protection pays the seller a fixed regular fee provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value", of the reference obligation in exchange for the reference obligation. Credit default swaps are used as a means of "buying" credit protection, i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of the Fund's holdings, or "selling" credit protection, i.e., attempting to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. No more than 5% of the Fund's assets may be invested in credit default swaps for purposes of buying credit protection for non-hedging purposes. Where the Fund is a seller of credit protection, it effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly. The Fund currently considers credit default swaps to be illiquid and treats the market value of the contract as illiquid for purposes of determining compliance with the Fund's restrictions on investing in illiquid securities.

If the Fund is a buyer of a credit default swap and no event of default occurs, the Fund will lose its investment and recover nothing. However, if the Fund is a buyer and an event of default occurs, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income through the term of the contract (typically between six months and three years), provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly.

The Fund may use credit default swaps to gain exposure to particular issuers or particular markets through investments in portfolios of credit default swaps, such as Dow Jones CDX.NA.HY certificates. By investing in certificates representing interests in a basket of credit default swaps, the Fund is taking credit risk with respect to an entity or group of entities and providing credit protection to the swap counterparties. For example, the CDX EM is a tradable basket of 19 credit default swaps on country credits which seeks to replicate the returns on the indices of a broad group of emerging markets countries. The credits are a subset of the countries represented by the JPMorgan Emerging Markets Bond Index Global Diversified. By purchasing interests in CDX EM, the Fund is gaining emerging markets exposure through a single investment. Unlike other types of credit default swaps which are generally considered illiquid, credit default swap certificates generally can be sold within seven days and are not subject to the Fund's restrictions on investing in illiquid securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- GENERAL -- The Fund may enter into futures contracts on securities, securities indices, foreign currencies and interest rates, and purchase and write (sell) options thereon which are traded on exchanges designated by the CFTC or, if consistent with CFTC regulations, on foreign exchanges. These futures contracts are standardized contracts for the future delivery of, among other things, a commodity, a non-U.S. currency, an interest rate sensitive security or, in the case of index futures contracts or certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the index. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.

The Fund may enter into futures contracts and options on futures contracts on securities, securities indices and currencies both to manage its exposure to changing interest rates, security prices and currency exchange rates and as an efficient means of managing allocations between asset classes.

The successful use of these instruments draws upon the Investment Manager's skill and experience with respect to such instruments and usually depends on its ability to forecast interest rate movements correctly. If interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options thereon or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options thereon and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

The Fund is operated by persons who have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and,

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therefore, who are not subject to registration or regulation under the Commodity
Exchange Act.

FUTURES CONTRACTS -- Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices, including any index of U.S. government securities, foreign government securities or corporate debt securities. The Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes and U.S. Treasury Bills. The Fund may also enter into futures contracts which are based on bonds issued by governments other than the U.S. government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment. Daily thereafter, the futures contract is valued and "variation margin" may be required (that is, the Fund may have to provide or may receive cash that reflects any decline or increase in the contract's value).

At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the termination date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the Fund's acquisition or sale of a futures contract, in cases where the Funds holds or intends to acquire fixed income securities is to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities held by the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the Fund's NAV from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts for the acquisition of debt securities may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of the underlying debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent the Fund enters into futures contracts for this purpose, the segregated assets maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures

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market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Investment Manager may still not result in a successful transaction.

In addition, futures contracts entail significant risks. Although the Investment Manager believes that use of such contracts will benefit the Fund, if its investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

FUTURES CONTRACTS ON SECURITIES INDICES. The Fund may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of U.S. or non-U.S. securities. This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund or as an efficient means of managing allocation between asset classes. A futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each futures contract on a securities index transaction involves the establishment of a position which, the Investment Manager believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

The Fund has adopted certain non-fundamental policies concerning option transactions that are discussed below.

OPTIONS ON FUTURES CONTRACTS (INCLUDING FUTURES CONTRACTS ON SECURITIES INDICES) -- The Fund may purchase and write (sell) options on futures contracts for hedging purposes. For example, as with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase on debt securities due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the option ("exercise price"), the Fund will retain the full amount of the net premium (the premium received for writing the option less any commission), which will provide a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, such losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Fund may purchase a put option on

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an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON SECURITIES -- The Fund may purchase and write (sell) put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period.

The Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income through the premiums it receives for writing the option(s). However, in return for the premium, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is maintained by the Fund in cash, U.S. government securities and other high quality liquid securities in a segregated account with its custodian.

When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the exercise price by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the net premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Fund may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option written by the Fund is "covered" when, among other things, cash or liquid securities acceptable to the broker are placed in a segregated account to fulfill the obligations undertaken.

When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss on a closing purchase transaction if the amount paid to purchase the option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may enter into a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When the Fund writes an option, an amount equal to the net premium received is included in the liability section of its Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will

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be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be identified on the Fund's books of the custodian for the Fund.

The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's holdings. Put options also may be purchased by the Fund for the purpose of benefiting from a decline in the price of securities that the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Fund has adopted certain non-fundamental policies concerning option transactions that are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded if the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that will not be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. the Investment Manager will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Board. Unless the Directors conclude otherwise, the Fund intends to treat OTC options purchased and the assets used to "cover" OTC options written as not readily marketable and therefore subject to the Fund's limit on investments in illiquid securities.

OPTIONS ON SECURITIES INDICES. The Fund may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index, such as the S&P 100. Indices may also be based on a particular industry or market segment.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option

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is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

As discussed in "Options on Securities," the Fund would normally purchase a call option in anticipation of an increase in the market value of the relevant index. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase the underlying securities at a specified price during the option period. The Fund would ordinarily have a gain if the value of the underlying securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

As discussed in "Options on Securities," the Fund would normally purchase put options in anticipation of a decline in the market value of the relevant index ("protective puts"). The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell the underlying securities at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the index. The Fund would ordinarily recognize a gain if the value of the index decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the index remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the index.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Investment Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Investment Manager believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Investment Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in the Fund's investment portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Investment Adviser may be forced to liquidate portfolio securities to meet settlement obligations. The Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

LIMITATIONS AND RISKS ASSOCIATED WITH TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- Options and futures transactions involve (1) liquidity risk that contractual positions cannot be easily closed out in the event of market changes or generally in the absence of a liquid secondary market, (2) correlation risk that changes in the value of hedging positions may not match the securities market fluctuations intended to be hedged, and (3) market risk that an incorrect prediction of securities prices by the Investment Manager may cause the Fund to perform worse than if such positions had not been taken. The ability to terminate over-the-counter options is more limited than with exchange traded options and may involve the risk that the counterparty to the option will not fulfill its obligations. In accordance with a position taken by the Commission, the Fund will limit its investments in illiquid securities to 15% of the Fund's net assets.

Options and futures transactions are highly specialized activities which involve investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Investment Manager's ability to predict the direction of stock prices and other economic factors. The loss that may be incurred by the Fund in entering into futures contracts and written options thereon is potentially unlimited. There is no

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assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses.

OTHER CONSIDERATIONS -- The Fund will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes as permitted by CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The Fund will determine that the price fluctuations in the futures contracts and options on futures used by it for hedging purposes are substantially related to price fluctuations in securities or instruments held by the Fund or securities or instruments which it expects to purchase.

The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures contracts, to make margin deposits, which will be held by its custodian for the benefit of the futures commission merchant through whom the portfolio engages in such futures and option transactions. These transactions involve brokerage costs, require margin deposits and, in the case of futures contracts and options obligating the Fund to purchase securities, require the Fund to segregate cash or liquid securities in an account maintained with its custodian to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. The other risks associated with the use of futures contracts and options thereon are (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of the futures and options and (ii) the possible absence of a liquid secondary market for a futures contract or option and the resulting inability to close a futures position prior to its maturity date.

In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The risk of imperfect correlation may be minimized by investing in contracts whose price behavior is expected to resemble that of the Fund's underlying securities. The Fund will attempt to minimize the risk that it will be unable to close out futures positions by entering into such transactions on a national exchange with an active and liquid secondary market.

REGULATORY LIMITATIONS. The Fund will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Fund and the Investment Manager, the Fund and the Investment Manager are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Fund's exemption filing with respect to its use of futures contracts are no longer applicable.


The Fund's use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Fund, an amount of cash or liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian or on the books of the Fund to cover the position, or alternative cover will be employed.


In addition, CFTC regulations may impose limitations on the Fund's ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

REPURCHASE AGREEMENTS -- The Fund may engage in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers, including governmental securities dealers approved by the Fund's Board of Directors. Under the terms of a typical repurchase agreement, the Fund would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time, thereby

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determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Fund may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Fund could experience a loss. The Investment Manager reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS -- The Fund may borrow funds for temporary or emergency purposes, such as for meeting larger than anticipated redemption requests, and not for leverage, by, among other things, agreeing to sell portfolio securities to financial institutions such as member banks of the Federal Reserve System and certain non-bank dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will segregate cash or liquid securities having a value equal to the repurchase price, including accrued interest. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Fund.

MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar, but not identical (same dealer, type, coupon and maturity), securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") or fee income and by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Fund may enter into both covered and uncovered rolls. At the time the Fund enters into a dollar roll transaction, it will segregate, with an approved custodian, cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

BORROWING -- The Fund will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its net assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Fund's holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the Fund's NAV per Share, and money borrowed by the Fund will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of the Investment Manager to use leverage as a normal practice in the investment of the Fund's assets.

There can be no assurance that the use of these portfolio strategies will be successful.

OTHER INVESTMENT COMPANIES -- Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act, that is, the Fund may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by the Fund. In addition, not more than 5% of the Fund's total assets may be invested in the securities of any one investment company. The Fund may be permitted to exceed these limitations by an exemptive order of the SEC. Pursuant to exemptive orders granted by the SEC,

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the Fund may invest up to 25% of its total assets in affiliated money market funds. It should be noted that investment companies incur certain expenses such as management, custodian, and transfer agency fees, and therefore any investment by the Fund in shares of other investment companies would be subject to such duplicate expenses. The Fund will indirectly bear its proportionate share of any management or other fees paid by investment companies in which it invests, in addition to its own fees. No advisory fee is charged on assets invested in affiliated money market funds.

ASSET COVERAGE -- The Fund will comply with the segregation or coverage guidelines established by the SEC and other applicable regulatory bodies with respect to certain transactions, including (but not limited to) options written on securities and indexes; currency, interest rate and security index futures contracts and options on these futures contracts; and forward currency contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities to the extent the Fund's obligations with respect to these strategies are not otherwise covered through ownership of the underlying security or financial instrument, by other portfolio positions or by other means consistent with applicable regulatory policies. Unless the transaction is covered, the segregated assets must at all times equal or exceed the Fund's obligations with respect to these strategies. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede the Investment Manager or the Fund's ability to meet redemption requests or other current obligations.


For example, a call option written on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price. The Fund could purchase a put option if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. If the Fund holds a futures contract, the Fund could purchase a put option on the same futures contract with a strike price as high as or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.


The Board of Directors of the Fund has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and that stock index futures may be used on a continual basis to equitize cash so that the Fund may maintain 100% equity exposure. The Fund is operated by persons who have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who are not subject to registration or regulation under the Commodity Exchange Act.

The use of options, futures and foreign currency contracts is a highly specialized activity which involves investment techniques and risks that are different from those associated with ordinary portfolio transactions. Gains and losses on investments in options and futures depend on the Investment Manager's ability to predict the direction of stock prices, interest rates, currency movements and other economic factors. The loss that may be incurred by the Fund in entering into futures contracts and written options thereon and forward currency contracts is potentially unlimited. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain facilities of an options clearing entity or other entity performing the regulatory and liquidity functions of an options clearing entity inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. Most futures exchanges limit the amount of fluctuation permitted in a futures contract's prices during a single trading day. Once the limit has been reached no further trades may be made that day at a price beyond the limit. The price limit will not limit potential losses, and may in fact prevent the prompt liquidation of futures positions, ultimately resulting in further losses. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund in the event of default by the other party to the contract.

Except as set forth above under "Derivative Securities: Futures Contracts and Options on Futures Contracts" (and the sub-sections thereunder), there is no limit on the percentage of the assets of the Fund that may be at risk with respect to futures contracts and related options or forward currency contracts. The Fund may not invest more than 15% of its total assets in purchased protective put options. The Fund's transactions in options, forward currency contracts, futures contracts and options on futures contracts may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. See "Taxes." There can be no

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assurance that the use of these portfolio strategies will be successful.

RATING SERVICES -- The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Investment Manager also makes its own evaluation of these securities, subject to review by the Fund's Board. After purchase by the Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require the Fund to eliminate the obligation from its portfolio, but the Investment Manager will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

INVESTMENT RESTRICTIONS -- The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. The phrase "majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund, the lesser of
(1) 67% or more of the outstanding voting securities of the Fund's shareholders present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. The following discussion applies to the Fund.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Fund may not:

1. Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Fund may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2. Underwrite securities issued by other persons except insofar as the Fund may be deemed an underwriter under the 1933 Act in selling a portfolio security;

3. Make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for its portfolio, real estate acquired as a result of the Fund's ownership of securities);

5. Concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry;

6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

7. Purchase, with respect to 75% of the Fund's total assets, securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

8. Invest, with respect to 75% of the Fund's total assets, more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

NON-FUNDAMENTAL RESTRICTIONS. In order to comply with certain statutes and policies and for other reasons, the Fund will not, as a matter of operating policy (these restrictions may be changed without shareholder approval):

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------

(i) purchase any security or evidence of interest therein on margin, except that short-term credits necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;


(ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Fund contemporaneously owns or (b) where the Fund has the right to obtain securities equivalent in kind and amount to those sold). The Fund has no current intention to engage in short selling); or

(iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger. An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.


DISCLOSURE OF PORTFOLIO HOLDINGS


It is the policy of the Fund to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The Fund's service providers, to which the Fund may disclose non-public information about portfolio holdings, are required to comply with this policy. No information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided below. The Board has adopted formal procedures governing compliance with this policy.


The Fund or its duly authorized service providers may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the Fund's completed purchases and sales may only be made available after the public disclosure of its portfolio holdings.


The Fund publishes a complete list of its month-end portfolio holdings on its website at www.securitybenefit.com generally within one to two days after the end of each calendar month. Such information will remain online for 4 months. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Fund. The Fund may then forward the information to investors, consultants and others at their request.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper, and due diligence departments of broker-dealers and other financial intermediaries that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes, including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Fund by these services and departments, the Fund may at any time as deemed necessary, consistent with its policies and procedures, distribute (or authorize its service providers to distribute) the Fund's securities holdings to such services and departments before their public disclosure is required or authorized, provided that: (i) the recipient does not distribute the portfolio holdings to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling the Fund (or any other fund that invests in the Fund) before the portfolio holdings become public information; and (ii) the recipient signs a written confidentiality agreement, which includes provisions that require the recipient to limit access to such information only to its employees who are subject to a duty not to trade on non-public information. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.

Neither the Fund nor its service providers receives any compensation from such services and departments. Subject to such exceptions as the Fund's chief compliance officer ("CCO") believes reasonable and consistent with protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the Fund (and its service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.


Only the CCO may authorize disclosure of the Fund's securities holdings. In addition to the Board, the CCO may, on a case-by-case basis, impose additional restrictions

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------

on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board any violations of the Fund's policies and procedures on disclosure of portfolio holdings.


Any disclosure of the Fund's securities holdings must serve a legitimate business purpose of the Fund and must be in the best interest of the Fund's shareholders. In making such a determination, the CCO must conclude that the anticipated benefits and risks to the Fund and its shareholders justify the purpose of the disclosure. A further determination must be made to ensure that any conflicts of interest between the Fund, its shareholders, and any third party are resolved prior to disclosure. The Fund reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund's policy and any applicable confidentiality agreement. Neither the Fund nor the Investment Manager receives any compensation or other consideration in connection with these arrangements.

As an oversight procedure, the CCO reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a periodic basis. If the Board determines that any such arrangement is or could be inappropriate, the Fund will promptly terminate the disclosure arrangement.


MANAGEMENT OF THE FUND

The Board of Directors of Security Income Fund is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Directors review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

OFFICERS AND DIRECTORS OF SECURITY INCOME FUND -- The Directors and officers of the Security Income Fund their birth dates, and their principal occupations during the past five years are set forth below.




----------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN THE
                                              TERM OF                                             SECURITY
                                             OFFICE AND                                             FUNDS          OTHER
                               POSITION(S)   LENGTH OF                                             COMPLEX     DIRECTORSHIPS
                                HELD WITH       TIME            PRINCIPAL OCCUPATION(S)          OVERSEEN BY      HELD BY
  NAME, ADDRESS AND AGE           FUND        SERVED 1          DURING THE PAST 5 YEARS           DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.             Director    Since 1994   Business broker, Griffith & Blair          34
One Security Benefit Place                                Realtors.
Topeka, KS 66636-0001
(DOB 12/14/46)
----------------------------------------------------------------------------------------------------------------------------
Harry W. Craig, Jr.              Director    Since 2004   Chairman, CEO, Secretary &                 34
One Security Benefit Place                                Director, The Martin Tractor
Topeka, KS66636-0001                                      Company, Inc.;
(DOB 05/11/39)
----------------------------------------------------------------------------------------------------------------------------
Penny A. Lumpkin                 Director    Since 1993   Partner, Vivian's Gift Shop                34
One Security Benefit Place                                (Corporate Retail); Vice
Topeka, KS 66636-0001                                     President, Palmer Companies, Inc.
(DOB 8/20/39)                                             (Small Business and Shopping
                                                          Center Development), PLB (Real
                                                          Estate Equipment Leasing), and
                                                          Town Crier (Retail). Prior to
                                                          1999, Vice President and
                                                          Treasurer, Palmer News, Inc.; Vice
                                                          President, M/S News, Inc. and
                                                          Secretary, Kansas City
                                                          Periodicals. Prior to 2002, Vice
                                                          President, Bellaire Shopping
                                                          Center (Managing and Leasing);
                                                          Partner, Goodwin Enterprises
                                                          (Retail).
----------------------------------------------------------------------------------------------------------------------------
Maynard. F. Oliverius            Director    Since 1998   President and Chief Executive              34
One Security Benefit Place                                Officer, Stormont-Vail HealthCare.
Topeka, KS 66636-0001
(DOB 12/18/43)
----------------------------------------------------------------------------------------------------------------------------
Jerry B. Farley                  Director    Since 2005   President, Washburn University             34
One Security Benefit Place
Topeka, KS 66636-0001
(DOB 09/20/1946)
----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN THE
                                              TERM OF                                             SECURITY
                                             OFFICE AND                                             FUNDS          OTHER
                               POSITION(S)   LENGTH OF                                             COMPLEX     DIRECTORSHIPS
                                HELD WITH       TIME            PRINCIPAL OCCUPATION(S)          OVERSEEN BY      HELD BY
  NAME, ADDRESS AND AGE           FUND        SERVED 1          DURING THE PAST 5 YEARS           DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE
"INTERESTED PERSONS" 2
----------------------------------------------------------------------------------------------------------------------------
John D. Cleland                Chairman of   Since 1991   Retired. Prior to January 1, 2003,         34
One Security Benefit Place      the Board    (Director)/  Senior Vice President, Security
Topeka, KS 66636-0001          and Director  Since 2000   Benefit Group, Inc. and Security
(DOB 5/1/36)                                 (Chairman)   Benefit Life Insurance Company.
----------------------------------------------------------------------------------------------------------------------------
Michael G. Odlum                 Director    Since 2004   President and Managing Member              34
One Security Benefit Place         and                    Representative, Security
Topeka, KS 66636-0001           President                 Management Company, LLC; Senior
(DOB 1/12/52)                                             Vice President and Chief
                                                          Investment Officer, Security
                                                          Benefit Group, Inc. and Security
                                                          Benefit Life Insurance Company,
                                                          Director, Security Distributors,
                                                          Inc.; Director, Vice President and
                                                          Chief Investment Officer, First
                                                          Security Benefit Life Insurance
                                                          and Annuity Company of New York.
----------------------------------------------------------------------------------------------------------------------------



1     Directors serve until their successors are duly elected and qualified.


2 These directors are deemed to be "interested persons" of the Fund under the 1940 Act; by reason of their positions with the Investment Manager, , the Distributor, and/or the parent or other affiliated companies of SMC.



-----------------------------------------------------------------------------------------------------------------------------------
                                                    TERM OF
                                  POSITION(S)     OFFICE AND
                                   HELD WITH       LENGTH OF
     NAME, ADDRESS AND AGE         THE FUNDS     TIME SERVED 1            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Steven M. Bowser (DOB 2/11/60)       Vice         Since 2003     Vice President and Senior Portfolio Manager, Security Management
One Security Benefit Place         President                     Company, LLC; Vice President and Senior Portfolio Manager Security
Topeka, KS 66636-0001                                            Benefit Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
Brenda M. Harwood (DOB 11/3/63)    Treasurer      Since 1988     Assistant Vice President and Treasurer, Security Management
One Security Benefit Place                                       Company, LLC; Assistant Vice President Security Benefit Life
Topeka, KS 66636-0001                                            Insurance Company; Vice President and Director, Security
                                                                 Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Christina Fletcher (DOB              Vice         Since 2005     Portfolio Manager, Security Management Company, LLC
07/25/72)                          President                     Credit Analyst/Portfolio Manager, Horizon Cash Management
One Security Benefit Place                                       Senior Money Market Trader, Scudder Investments
Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Richard J. King (DOB 03/01/59)       Vice         Since 2005     Vice President and Head of Fixed Income Asset Management, Security
One Security Benefit Place         President                     Management Company, LLC
Topeka, KS  66636-0001                                           Partner, Head of Portfolio Management, INVESCO
-----------------------------------------------------------------------------------------------------------------------------------
Mark Lamb (DOB 2/3/60)               Vice         Since 2003     Vice President, Security Management Company, LLC and Security
One Security Benefit Place         President                     Benefit Life Insurance Company.
Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Amy J. Lee (DOB 6/5/61)            Secretary      Since 1987     Secretary, Security Management Company, LLC and Security
One Security Benefit Place                                       Distributors, Inc.; Vice President, Associate General Counsel and
Topeka, KS 66636-0001                                            Assistant Secretary Security Benefit Life Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
Mark Mitchell (DOB 8/24/64)          Vice         Since 2003     Vice President and Portfolio Manager, Security Management Company,
One Security Benefit Place         President                     LLC.
Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
Christopher Phalen (DOB              Vice         Since 2005     Vice President & Portfolio Manager, Security Management Company,
11/09/70)                          President                     LLC; Assistant Vice President, Security Benefit Life Insurance
One Security Benefit Place                                       Company
Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
James P. Schier (DOB 12/28/57)       Vice         Since 1998     Vice President and Senior Portfolio Manager, Security Management
One Security Benefit Place         President                     Company, LLC; Vice President, Security Benefit Life Insurance
Topeka, KS 66636-0001                                            Company.
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                   TERM OF
                                  POSITION(S)     OFFICE AND
                                   HELD WITH      LENGTH OF
    NAME, ADDRESS AND AGE          THE FUNDS    TIME SERVED 1             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Cindy L. Shields (DOB 6/5/67)        Vice         Since 1988     Vice President - Head of Equity Asset Management, Security
One Security Benefit Place         President                     Management Company, LLC and Security Benefit Life Insurance
Topeka, KS 66636-0001                                            Company.
-----------------------------------------------------------------------------------------------------------------------------------
Christopher D. Swickard (DOB       Assistant      Since 1996     Assistant Secretary, Security Management Company, LLC; Second Vice
10/9/65)                           Secretary                     President and Assistant General Counsel, Security Benefit Life
One Security Benefit Place                                       Insurance Company.
Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------
David G. Toussaint (DOB              Vice         Since 2005     Assistant Vice President & Portfolio Manager, Security management
10-10-66)                          President                     Company, LLC; Assistant Vice President, Security Benefit Life
One Security Benefit Place                                       Insurance Company
Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------------



1 Officers serve until the next annual meeting or their successors are duly elected and qualified.




The officers and directors of the Fund hold identical offices with each of the other mutual funds in the Security Funds Family. Ms. Lee is also Secretary and Chief Compliance Officer of the Distributor, Ms. Harwood is a director and Vice President of the Distributor and Mr. Odlum is also a director of the Distributor.


COMMITTEES


AUDIT COMMITTEES -- The Board of Directors has an audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling of the accounting functions with respect to the Fund. The Audit Committee currently consists of Messrs. Chubb, Oliverius and Craig and Ms. Lumpkin, each of whom is an independent Director. The Audit Committee held two meetings during the fiscal year ended September 30, 2005.

NOMINATING COMMITTEE -- The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating Committee is willing to consider nominations received from shareholders and will assess shareholder nominees in the same manner it reviews its own nominees. A shareholder's director nomination should be submitted in writing to the Fund's Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Nominating Committee consists of Messrs. Chubb, Oliverius and Craig and Ms. Lumpkin, each of whom is an independent Director. During the fiscal year ended September 30, 2005, the Nominating Committee held two meetings.


REMUNERATION OF DIRECTORS AND OTHERS

The Fund's directors, except those directors who are "interested persons" of the Fund, receive from the Security Funds Complex an annual retainer of $30,000 and a fee of $4,500 per meeting, plus reasonable travel costs, for each meeting of the board attended. In addition, certain directors who are members of the audit committee receive a fee of $3,000 per meeting and reasonable travel costs for each meeting of the Fund's audit committee attended. The Fund pays its respective share of directors' fees, audit committee fees and travel costs based on relative net assets. (The Directors do not receive compensation upon retiring as Director of the Fund.)


The Fund does not pay any fees to, or reimburse expenses of, directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the directors during the fiscal year ended September 30, 2005, and the aggregate compensation paid to each of the directors during fiscal year 2005 by all six of the registered investment companies to which SMC provides investment advisory and administration services (collectively, the "Security Fund Complex"), are set forth below. Each of the directors is a director of each of the other registered investment companies in the Security Fund Complex.


--------------------------------------------------------------------------------
                                       34

--------------------------------------------------------------------------------

SECURITY INCOME FUND DIRECTOR COMPENSATION TABLE --


-------------------------------------------------------------------------------
                                                AGGREGATE             TOTAL
                                              COMPENSATION        COMPENSATION
                                              FROM SECURITY       FROM SECURITY
        NAME                                   INCOME FUND        FUND COMPLEX
-------------------------------------------------------------------------------
Donald A. Chubb, Jr.                             $9,990              $78,625
-------------------------------------------------------------------------------
John D. Cleland                                    N/A                 N/A
-------------------------------------------------------------------------------
Harry W. Craig, Jr.                               9,990              78,625
-------------------------------------------------------------------------------
Michael G. Odlum                                   N/A                 N/A
-------------------------------------------------------------------------------
Penny A. Lumpkin                                  9,990              78,625
-------------------------------------------------------------------------------
Maynard Oliverius                                 9,990              78,625
-------------------------------------------------------------------------------
Jerry B. Farley                                    N/A                 N/A
-------------------------------------------------------------------------------

* Mr. Farley was elected to serve on the Fund's Board after the Fund's 2005 fiscal year end.

PRINCIPAL HOLDERS OF SECURITIES -- As of December 31, 2005, the officers and directors of Security Income Fund as a group beneficially owned less than 1% of the total outstanding voting shares of the Fund.

As of December 31, 2005, no person beneficially owned of record 5% or more of a class of the Fund's outstanding securities.

DIRECTORS' OWNERSHIP OF SECURITIES -- As of December 31, 2005, the directors of the Fund beneficially owned shares of the Fund in the dollar ranges set forth below and also beneficially owned shares of other mutual funds in the family of mutual funds overseen by the directors in the dollar ranges set forth below:

-------------------------------------------------------------------------------
                                                             AGGREGATE DOLLAR
                                                             RANGE OF EQUITY
                                                            SECURITIES IN ALL
                                                                REGISTERED
                                        DOLLAR RANGE       INVESTMENT COMPANIES
                                         OF EQUITY         OVERSEEN BY DIRECTOR
                                         SECURITIES            IN FAMILY OF
  NAME OF DIRECTOR                      IN THE FUND        INVESTMENT COMPANIES
-------------------------------------------------------------------------------
Donald A. Chubb, Jr.                        None              over $100,000
-------------------------------------------------------------------------------
Harry W. Craig, Jr.                         None              over $100,000
-------------------------------------------------------------------------------
Penny A. Lumpkin                            None             $50,001-$100,000
-------------------------------------------------------------------------------
Maynard Oliverius                     $50,001-$100,000        over $100,000
-------------------------------------------------------------------------------
Jerry B. Farley                             None                   None
-------------------------------------------------------------------------------


The following directors who are "interested persons" of the Security Income Fund beneficially owned shares of the Fund (in the dollar ranges set forth below) and also beneficially owned shares of other mutual funds (in the dollar ranges set forth below)in the family of mutual funds overseen by the directors:


-------------------------------------------------------------------------------
                                                             AGGREGATE DOLLAR
                                                             RANGE OF EQUITY
                                                            SECURITIES IN ALL
                                                                REGISTERED
                                       DOLLAR RANGE        INVESTMENT COMPANIES
                                         OF EQUITY         OVERSEEN BY DIRECTOR
                                        SECURITIES             IN FAMILY OF
  NAME OF DIRECTOR                      IN THE FUND        INVESTMENT COMPANIES
-------------------------------------------------------------------------------
Michael G. Odlum                       over $100,000          over $100,000
-------------------------------------------------------------------------------
John D. Cleland                            None               over $100,000
-------------------------------------------------------------------------------


DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund is determined as of the close of regular trading hours on the NYSE (normally 3:00 p.m. Central time) on each day that the Exchange is open for trading, which is Monday through Friday except for the following dates when the Exchange is closed in observance of Federal holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The determination is made by dividing the total value of the portfolio securities of each Fund, plus any cash or other assets (including dividends accrued but not collected), less all liabilities, by the number of shares outstanding of the Fund.

Securities listed or traded on a national securities exchange are valued at the last sale price. If there are no sales on a particular day, then the securities are valued at the last bid price. All other securities held by the Fund, except as otherwise provided herein, for which market quotations are readily available, are valued on the basis of the last current bid price. If there is no bid price, or if the bid price is deemed to be unsatisfactory by the Board of Directors, then the securities shall be valued in good faith by such method as the Board of Directors determines will reflect fair market value. Valuations of the Fund's securities are supplied by a pricing service approved by the Board of Directors.

Valuations furnished by the pricing service with respect to the Fund's municipal securities are based upon appraisals from recognized municipal securities dealers derived from information concerning market transactions and quotations. Securities for which market quotations are readily available are valued at the last reported sale price, or, if no sales are reported on that day, at the mean between the latest available bid and asked prices. Securities for which market quotations are not readily available are valued at the best available current bid price by the pricing service, considering such factors as yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers, and general market conditions. The Fund's officers, under the general supervision of the Board of Directors, will regularly review procedures used by, and valuations provided by, the pricing service. The Fund's taxable

--------------------------------------------------------------------------------
                                       35

--------------------------------------------------------------------------------

short-term securities for which market quotations are readily available will be valued at market value, which is the last reported sale price or, if no sales are reported on that day, at the mean between the latest available bid and asked prices except that securities having 60 days or less remaining to maturity may be valued at their amortized cost as discussed below.

As discussed in the Fund's Prospectus and this Statement of Additional Information, the loans (including Senior Loans) in which the Fund may invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.


Senior Loans typically are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, such loan is fair valued. In fair valuing, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these Senior Loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit quality and cash flow of issuer; information as to any transactions in or offers for the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the sub-adviser's and/or the market's assessment of the borrower's management; prospects for the borrower's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower's competitive position within the industry; borrower's ability to access additional liquidity through public and/or private markets; and other relevant factors. The Security Income Fund's officers, under the general supervision of the Board of Directors, will regularly review procedures used by, and valuations provided by, the pricing service for the Fund.


The Fund may use the amortized cost valuation technique for high quality securities with maturities of 60 days or less. In addition, the Fund may use a similar procedure for such securities having 60 days or less remaining to maturity with the value of the security on the 61st day being used rather than the cost.




OWNERSHIP OF SHARES THROUGH PLANS


Fund Shares owned by Plan Participants through Plans are held either directly by the respective Plan, or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund may require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund. Plan Participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-888-2461 for information regarding a Plan's account with the Fund.

HOW TO PURCHASE SHARES

Investors may purchase shares of the Fund through authorized broker-dealers who are members of the NASD. In addition, banks and other financial institutions may make shares of the Fund available to their customers. (Banks and other financial institutions that make shares of the Fund available to their customers in Texas must be registered with that state as securities dealers.) The minimum initial investment is $100. The minimum subsequent investment is $100 unless made through an Accumulation Plan which allows for subsequent investments of $20. An application may be obtained from the Administrator.

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

As a convenience to investors and to save operating expenses, the Fund does not issue certificates for full shares except upon written request by the investor or his or her investment dealer. Certificates will be issued at no cost to the stockholder. No certificates will be issued for fractional shares and fractional shares may be withdrawn only by redemption for cash.

Orders for the purchase of shares of the Fund will be confirmed at an offering price equal to the net asset value ("NAV") per share next determined after receipt and acceptance of the order in proper form by Security Distributors, Inc. (the "Distributor") (generally as of the close of the Exchange on that day) plus the sales charge in the case of Class A shares. Orders received by dealers or other firms prior to the close of the Exchange and received by the Distributor prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day. Dealers and other financial services firms are obligated to transmit orders promptly.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

ALTERNATIVE PURCHASE OPTIONS -- The Fund offers three classes of shares:

CLASS A SHARES - FRONT-END LOAD OPTION. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed (except that shares sold in an amount of $1,000,000 or more without a front-end sales charge will be subject to a contingent deferred sales charge of 1% for one year).

CLASS B SHARES - BACK-END LOAD OPTION. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within five years of the date of purchase. Class B shares will automatically convert to Class A shares at the end of eight years after purchase.

CLASS C SHARES - LEVEL LOAD OPTION. Class C shares are sold without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge if they are redeemed within one year of the date of purchase.

The decision as to which class is more beneficial to an investor depends on the amount and intended length of the investment. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment.

Dealers or others may receive different levels of compensation depending on which class of shares they sell.

CLASS A SHARES -- Class A shares are offered at NAV plus an initial sales charge as follows:

-------------------------------------------------------------------------------
                                                SALES CHARGE
                              -------------------------------------------------
                              PERCENTAGE       PERCENTAGE OF        PERCENTAGE
AMOUNT OF PURCHASE            OF OFFERING       NET AMOUNT          REALLOWABLE
AT OFFERING PRICE                PRICE           INVESTED           TO DEALERS
-------------------------------------------------------------------------------
Less than $100,000               3.50%             3.63%               3.00%
-------------------------------------------------------------------------------
$100,000 but less
   than $500,000                 2.50              2.56                2.00
-------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000               1.50              1.52                1.00
-------------------------------------------------------------------------------
$1,000,000 and over              None              None            (See below)
-------------------------------------------------------------------------------

The Distributor will pay a commission to dealers on purchases of $1,000,000 or more as follows: 0.50% on sales up to $5,000,000, plus 0.25% on sales of $5,000,000 or more up to $10,000,000, and 0.10% on any amount of $10,000,000 or more.

CLASS A DISTRIBUTION PLAN -- As discussed in the prospectus, the Fund has a Distribution Plan for its Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the Fund to pay an annual fee to the Distributor of 0.25% of the average daily NAV of the Class A shares of the Fund to finance various activities relating to the distribution of such shares of the Fund to investors and the provision of services to such investors. These expenses include, but are not limited to, the payment of compensation (including compensation to securities dealers and other financial institutions and organizations) to obtain various administrative services for the Fund. These services include, among other things, processing new shareholder account applications and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. The Plan may also be used to pay for sub-administration and/or sub-transfer agency services provided for the benefit of the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. The Distributor is required to report in writing to the Board of Directors of Security Income Fund and the board will review at least quarterly the amounts and purpose of any payments made under the Plan. The Distributor is also required to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the Plan should be continued.

The Plan became effective on February 10, 1999. The Plan will continue from year to year, provided that such continuance is approved at least annually by a vote of a

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------

majority of the Board of Directors of the Fund, including a majority of the independent directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan can be terminated at any time on 60 days' written notice, without penalty, if a majority of the disinterested directors or the Class A shareholders vote to terminate the Plan. Any agreement relating to the implementation of the Plan terminates automatically if it is assigned. The Plan may not be amended to increase materially the amount of payments thereunder without approval of the Class A shareholders of the Fund.

Because all amounts paid pursuant to the Distribution Plan are paid to the Distributor, the Fund Administrator and its officers, directors and employees, including Mr. Odlum (director of the Fund), Messrs. Toussaint, Swickard, Bowser, Phalen, Ms. Harwood and Ms. Lee (officers of the Fund), all may be deemed to have a direct or indirect financial interest in the operation of the Distribution Plan. None of the independent directors have a direct or indirect financial interest in the operation of the Distribution Plan.

Benefits from the Distribution Plan may accrue to the Fund and its stockholders from the growth in assets due to sales of shares to the public pursuant to the Distribution Agreement with the Distributor. Increases in the net assets of the Fund from sales pursuant to its Distribution Plan and Agreement may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of such Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions.

CLASS B SHARES -- Class B shares are offered at NAV, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares redeemed within five years of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

Whether a contingent deferred sales charge is imposed and the amount of the charge will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed, according to the following schedule:

---------------------------------------------------
   YEAR SINCE PURCHASE         CONTINGENT DEFERRED
    PAYMENT WAS MADE              SALES CHARGE
---------------------------------------------------
            1                          5%
---------------------------------------------------
            2                          4%
---------------------------------------------------
            3                          3%
---------------------------------------------------
            4                          3%
---------------------------------------------------
            5                          2%
---------------------------------------------------
       6 and more                      0%
---------------------------------------------------


On the eighth anniversary of the date such shares were purchased, Class B shares (except shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares) will automatically convert to Class A shares which are subject to a lower distribution fee. This automatic conversion of Class B shares will take place without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to the transfer agent.) All shares purchased through reinvestment of dividends and other distributions paid with respect to Class B shares ("reinvestment shares") will be considered to be held in a separate subaccount. Each time any Class B shares (other than those held in the subaccount) convert to Class A shares, a pro rata portion of the reinvestment shares held in the subaccount will also convert to Class A shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the NAV per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B stockholders.


CLASS B DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class B shares under a Distribution Plan adopted with respect to its Class B shares ("Class B Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. This Plan provides for payments at an annual rate of 0.75% of the average daily NAV of Class B shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class B shares available to their customers
(1) a commission at the time of purchase normally equal to 2.75% of the value of each share sold and (2) a service fee for account maintenance and personal service to shareholders payable for the first year, initially, and for each year

--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------

thereafter, quarterly, in an amount equal to 0.25% annually of the average daily NAV of Class B shares sold by such dealers and other firms and remaining outstanding on the books of the Fund. The service fee may also be used to pay for sub-administration and/or sub-transfer agency services provided for the benefit of the Fund.

Rules of the NASD limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its Class B shares to 6.25% of gross sales of Class B shares since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class B shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

The Fund's Class B Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class B shares. In the event the Class B Distribution Plan is terminated by the Class B stockholders or the Funds' Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sales of its shares other than the distribution fee paid to the Distributor.

CLASS C SHARES -- Class C shares of the Fund are offered at NAV, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares redeemed within one year of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

CLASS C DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class C shares under a Distribution Plan adopted with respect to its Class C shares ("Class C Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. This Plan provides for payments at an annual rate of 0.50% of the average daily NAV of Class C shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class C shares available to their customers
(1) a commission at the time of purchase normally equal to 0.25% of the value of each share sold, and for each year thereafter, quarterly, in an amount equal to 0.25% annually of the average daily NAV of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund and (2) a service fee payable for the first year initially, and for each year thereafter, quarterly, in an amount equal to 0.25% annually of the average daily net asset value of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund. The service fee may also be used to pay for sub-administration and/or sub-transfer agency services provided for the benefit of the Fund.

Rules of the NASD limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its Class C shares to 6.25% of gross sales of Class C shares since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class C shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class C Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

The Fund's Class C Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class C shares. In the event the Class C Distribution Plan is terminated by the Class C stockholders or the Fund's Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sales of their shares other than the distribution fee paid to the Distributor.


RULE 12b-1 PLAN EXPENSES -- For the fiscal year ended September 30, 2005, the following 12b-1 payments were made under the Rule 12b-1 Distribution Plans:

                                          CLASS A         CLASS B      CLASS C
-------------------------------------------------------------------------------
Compensation to                          $ 430,486       $ 284,501    $ 246,485
Underwriters*
-------------------------------------------------------------------------------


* The Plan is a compensation plan. The Fund paid no fees for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker/dealers, compensation to sales personal, or interest carrying or other financing charges.

--------------------------------------------------------------------------------
                                       39

--------------------------------------------------------------------------------

CALCULATION AND WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- Any contingent deferred sales charge imposed upon redemption of Class A shares (purchased in amounts of $1,000,000 or more), Class B shares and Class C shares is a percentage of the lesser of (1) the NAV of the shares redeemed or (2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the NAV per share of the Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; or (3) Class A shares (purchased in amounts of $1,000,000 or more) or Class C shares held for more than one year or Class B shares held for more than five years. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge is waived: (1) following the death of a stockholder if redemption is made within one year after death; (2) upon the disability (as defined in Section 72(m)(7) of the Code) of a stockholder prior to age 65 if redemption is made within one year after the disability, provided such disability occurred after the stockholder opened the account; (3) in connection with required minimum distributions in the case of an IRA, SAR-SEP or Keogh or any other retirement plan qualified under Section 401(a), 401(k) or 403(b) of the Code; and (4) in the case of distributions from retirement plans qualified under Section 401(a) or 401(k) of the Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan,
(iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the contingent deferred sales charge), (iv) "financial hardship" of a participant in the plan, as that term is defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan.


ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS -- To the extent permitted by applicable law, the Fund's Administrator or Distributor, from time to time, will pay a bonus, to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund and/or certain other funds managed by the Fund Administrator. Bonus compensation may include reallowance of the entire sales charge and may also include, with respect to Class A shares, an amount which exceeds the entire sales charge and, with respect to Class B or Class C shares, an amount which exceeds the maximum commission. The Distributor, or the Fund Administrator, may also provide financial assistance to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns, and/or shareholder services and programs regarding one or more of the funds managed by the Fund Administrator. In addition, the Fund Administrator or Distributor may sponsor training or education meetings at various locations. In connection with such meetings it is expected that the Fund Administrator or Distributor would pay the travel, lodging and other expenses of representatives of the dealers in attendance. The Fund Administrator or Distributor may also pay certain transaction or order processing costs incurred by dealers who sell Fund shares through clearing dealers. Certain of the foregoing arrangements may be financed by payments to the Distributor under a Rule 12b-1 Distribution Plan. These arrangements will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD. A dealer to whom substantially the entire sales charge of Class A shares is reallowed may be deemed to be an "underwriter" under federal securities laws.


The Distributor also may pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments made allowable to dealers for the sale of such shares as described above.


PURCHASES AT NET ASSET VALUE -- Class A shares of the Fund may be purchased at NAV by (1) directors, officers and employees of the Fund, the Fund's Administrator or Distributor; directors, officers and employees of Security Benefit Life Insurance Company and its subsidiaries; agents licensed with SBL; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews;
(2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.


Class A shares of the Fund may also be purchased at NAV when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified

--------------------------------------------------------------------------------
                                       40

--------------------------------------------------------------------------------

financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed. The Distributor must be notified when a purchase is made that qualifies under this provision.


PURCHASES FOR RETIREMENT PLANS -- Security Financial Resources, Inc., an affiliated company of the Distributor, offers plan recordkeeping services on a fee basis to individual and employer-sponsored retirement plans. Plans that have entered into an agreement to receive such services from Security Financial Resources, Inc. may purchase Class A shares of Capital Preservation Fund at NAV under certain circumstances. The Distributor may pay commissions (both up-front commissions and asset-based commissions) to dealers in connection with the sale of the Fund's shares to such retirement plans, which commissions differ from those normally paid on the sale of Class A shares. Many of the arrangements under which the Fund's shares are made available to such retirement plans permit the dealer to choose among several commission options. However, generally, it is not expected that the amount of up-front commissions to dealers would exceed 5% of the purchase payments made to such retirement plans and the amount of asset-based commissions would not exceed 1% of the average daily net assets of the aount held under such retirement plans.




The Distributor may also enter into arrangements with dealers whereby it agrees to "annualize" the first-year commission expected to be paid on the purchase of Fund shares by retirement plans receiving plan recordkeeping services from Security Financial Resources, Inc. Such arrangements will typically provide for an up-front payment by the Distributor to the dealer of a specified percentage of the first-year's expected commissions attributable to a particular retirement plan.


In some circumstances, a retirement plan that was not previously receiving plan recordkeeping services from Security Financial Resources, Inc. may transfer its assets in an arrangement where it does receive such services. In such circumstances, the Distributor may pay the dealer a commission on the transferred assets that is different from the commission otherwise outlined above, but typically not in excess of 1.25% of the transferred amount.




OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

The Distributor or its affiliates, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may also provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries who sell shares of the Fund or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund's prospectuses, and they do not change the price paid by investors for the purchase of the Fund's shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Fund and/or shareholders in the Fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. Cash compensation may also be paid to brokers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the broker or other financial intermediary provides services to Fund shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally assesses the advisability of continuing to make these payments periodically.

These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees [that may vary depending on the Fund or share class and the dollar amount of shares sold] Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.


As of the date of this Statement of Additional Information, the Distributor has revenue sharing arrangements with the following financial intermediaries:


--------------------------------------------------------------------------------
                                       41

--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------
                                                                                  PAYMENTS DURING
       BROKER-DEALER NAME                        BASIS OF PAYMENT                LAST FISCAL YEAR*        AFFECTED FUNDS
------------------------------------------------------------------------------------------------------------------------------
Brecek & Young Advisors, Inc.                                                                            All funds in the
(wholly-owned subsidiary of                       0.50% of sales                     $245,478         Security Funds Complex
Security Benefit Corporation and                                                                       except Security Cash
an affiliate of the Distributor)                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         All funds in the
CUSO Financial Services, L.P.                     0.10% of sales                       15,609         Security Funds Complex
                                                                                                       except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                       0.10% of sales less than $10 million                              All funds in the
Geneos Wealth Management             0.25% of sales greater than or equal to           25,408         Security Funds Complex
                                                   $25 million                                         except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         All funds in the
Investment Advisors &                             0.10% of sales                       19,215         Security Funds Complex
Consultants, Inc.                                                                                      except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                      0.15% of sales between $8 million and                              All funds in the
Investment Professionals, Inc.                     $25 million                              0         Security Funds Complex
                                     0.25% of sales greater than or equal to                           except Security Cash
                                                   $25 million                                           Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                       For calendar year, 0.10% of sales if                              All funds in the
                                      less than $10 million; 0.15% of sales                           Security Funds Complex
Legend Equities Corporation            if $10 million or more but less than           244,317          except Security Cash
                                      $30 million; and 0.25% of sales if $30                             Fund and SBL Fund
                                      million or more; plus 0.05% of assets
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         All funds in the
Lincoln Investment Planning, Inc.                 0.25% of sales                      142,203         Security Funds Complex
                                                                                                       except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         All funds in the
Ohio Savings Securities, Inc.                     0.10% of sales                       13,219         Security Funds Complex
                                                                                                       except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                      In lieu of standard commissions, 0.25%
                                       of net sales under mutual fund wrap
                                      program (Class A shares at NAV) during
                                     each calendar quarter beginning in 2005 .                           All funds in the
PlanMember Securities Corporation     Also receive 12b-1 fees if available.            28,234             Security Funds
                                                                                                      Complex except SBL Fund
                                         In lieu of standard commissions,
                                     one-time commission of 1.33% of Class A
                                       shares transferred to funds in 2003
                                      under PlanMember's Advantage Program.
------------------------------------------------------------------------------------------------------------------------------
                                      0.10% of sales between $10 million and                             All funds in the
                                                   $15 million                                        Security Funds Complex
Questar Capital Corporation          0.15% of sales greater than or equal to           36,983          except Security Cash
                                      $15 million but less than $20 million                              Fund and SBL Fund
                                     0.20% of sales greater than or equal to
                                                   $20 million
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         All funds in the
Trustmark Securities, Inc.                        0.10% of sales                        1,203         Security Funds Complex
                                                                                                       except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       42

--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------
                                                                                  PAYMENTS DURING
     BROKER-DEALER NAME                          BASIS OF PAYMENT                LAST FISCAL YEAR*        AFFECTED FUNDS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                         All funds in the
Vision                                            0.10% of sales                       6,871          Security Funds Complex
                                                                                                       except Security Cash
                                                                                                         Fund and SBL Fund
------------------------------------------------------------------------------------------------------------------------------
                                       For calendar year, 0.00% of sales is                              All funds in the
                                     less than $5 million; 0.10% of sales if                          Security Funds Complex
VSR Financial Services, Inc.           $5 million or more but less than $15           27,039           except Security Cash
                                      million; 0.12% of sales if $15 million                             Fund and SBL Fund
                                      or more but less than $25 million; and
                                      0.15% of sales if $25 million or more
------------------------------------------------------------------------------------------------------------------------------


* Payments listed are not exclusively for sales of the Fund and include allowances for other products distributed by the Distributor or an affiliate.




The Distributor may enter into revenue sharing arrangements with other financial intermediaries, and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Fund, and/or revenue sharing arrangements for selling shares of the Fund may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Fund over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Funds.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund's portfolio, the Fund, and SMC will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

HOW TO REDEEM SHARES

Shareholders may turn in their shares directly to the Fund Administrator for redemption at NAV (which may be more or less than the investor's cost). The redemption price will be the NAV next determined after the time when such shares are tendered for redemption less any applicable contingent deferred sales charge. Shares may be redeemed in cash or in-kind. (See "Valuation of Assets")

Shares will be redeemed on request of the shareholder in proper order to the Fund Administrator, which serves as the Funds' transfer agent. A request is made in proper order by submitting the following items to the Fund Administrator: (1) a written request for redemption signed by all registered owners exactly as the account is registered, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed; (2) a guarantee of all signatures on the written request or on the share certificate or accompanying stock power; (3) any share certificates issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Fund Administrator for redemption by corporations or other organizations, executors, administrators, trustees, custodians or the like. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $25,000 or less, requested by and payable to all shareholders of record for an account, to be sent to the address of record. The signature guarantee must be provided by an eligible guarantor institution, such as a bank, broker, credit union, national securities exchange or savings association. The Fund Administrator reserves the right to reject any signature

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                                       43

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guarantee pursuant to its written procedures which may be revised in the future. To avoid delay in redemption or transfer, shareholders having questions should contact the Fund Administrator.

The Articles of Incorporation of Security Income Fund provide that the Board of Directors, without the vote or consent of the shareholders, may adopt a plan to redeem at NAV all shares in any shareholder account in which there has been no investment (other than the reinvestment of income dividends or capital gains distributions) for the last six months and in which there are fewer than 50 shares or such fewer number of shares as may be specified by the Board of Directors. Any plan of involuntary redemption adopted by the Board of Directors shall provide that the plan is in the economic best interests of the Fund or is necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. Such plan shall further provide that prior notice of at least six months shall be given to a shareholder before involuntary redemption, and that the shareholder will have at least six months from the date of the notice to avoid redemption by increasing his or her account to at least the minimum number of shares established in the Articles of Incorporation, or such fewer shares as are specified in the plan.

When investing in the Fund, shareholders are required to furnish their tax identification number and to state whether or not they are subject to withholding for prior underreporting, certified under penalties of perjury as prescribed by the Internal Revenue Code. To the extent permitted by law, the redemption proceeds of shareholders who fail to furnish this information will be reduced by $50 to reimburse for the IRS penalty imposed for failure to report the tax identification number on information reports.

Payment of the amount due on redemption, less any applicable deferred sales charge will be made within seven days after tender, except that the Fund may suspend the right of redemption during any period when trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission. When a redemption request is received, the redemption proceeds are deposited into a redemption account established by the Distributor and the Distributor sends a check in the amount of redemption proceeds to the shareholder. The Distributor earns interest on the amounts maintained in the redemption account. Conversely, the Distributor causes payments to be made to the Fund in the case of orders for purchase of Fund shares before it actually receives federal funds.

In addition to the foregoing redemption procedure, the Fund repurchases shares from broker-dealers at the price determined as of the close of business on the day such offer is confirmed. The Distributor has been authorized, as agent, to make such repurchases for the Fund's account. Dealers may charge a commission on the repurchase of shares.

The repurchase or redemption of shares held in a tax-qualified retirement plan must be effected through the trustee of the plan and may result in adverse tax consequences.

At various times the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash or certified check on a U.S. bank) has been collected for the purchase of such shares.

INVESTMENT MANAGER


Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas, has served as investment adviser to Capital Preservation Fund since the effective date of the current investment advisory agreement on June 30, 2005.

The Investment Manager has served as investment adviser to Security Large Cap Value Fund (formerly Security Growth and Income Fund), Security Equity Fund, and Security Mid Cap Growth Fund (formerly Security Ultra Fund), respectively, since April 1, 1964, January 1, 1964, and April 22, 1965. The Investment Manager also acts as investment advier to Security Income Fund, Security Cash Fund and SBL Fund. The Investment Manager is a limited liability company controlled by its members, SBL and SBG. SBG is an insurance and financial services holding company wholly-owned by Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001. Security Benefit Life, a stock life insurance company, incorporated uner the laws of Kansas, is controlled by Security Benefit Corp. ("SBC"). SBC is wholly owned by Security Benefit Mutual Holding Company, which is in turned controlled by Security Benefit Life policyholders. Security Benefit Life together with its affiliates, has approximately $15.7 billion of assests under management as of September 30, 2005.




Pursuant to the Investment Advisory Contract, the Investment Manager furnishes investment advisory, statistical and research services to the Fund, supervises and arranges for the purchase and sale of securities on behalf of the Fund, provides for the maintenance and compilation of records pertaining to the investment advisory functions, and also makes certain guarantees with respect to the Fund's annual expenses. The Investment Manager guarantees that the aggregate annual

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                                       44

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expenses of the Fund (including for any fiscal year, the management fee, but excluding interest, taxes, brokerage commissions, extraordinary expenses and Class B and Class C distribution fees) shall not exceed the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund is then qualified for sale and shall not exceed 1.50% of the Fund's average net assets for the year. (The Investment Manager is not aware of any state that currently imposes limits on the level of mutual fund expenses.) The Investment Manager will contribute such funds or waive such portion of its management fee as may be necessary to insure that the aggregate expenses of the Fund does not exceed the guaranteed maximum.


For services provided to the Fund, the Investment Manager is entitled to receive compensation on an annual basis equal to 0.35% of the average daily net assets. For the period June 30, 2005 through September 30, 2005, the Fund paid to the Investment Manager $243,173.


The Fund will pay all of its expenses not assumed by the Investment Manager or the Distributor including organization expenses; directors' fees; fees and expenses of custodian; taxes and governmental fees; interest charges; membership dues; brokerage commissions; reports; proxy statements; costs of shareholder and other meetings; any distribution fees; and legal, auditing and accounting expenses. The Fund will also pay for the preparation and distribution of the Prospectus to its shareholders and all expenses in connection with its registration under federal and state securities laws. The Fund will pay nonrecurring expenses as may arise, including litigation affecting it.




Pursuant to a Fund Accounting and Administration Agreement with the Fund dated as of June 30, 2005, the Investment Manager also acts as the administrative agent for the Fund and, as such, performs administrative, bookkeeping, accounting and pricing functions for the Fund. For these services, the Investment Manager receives, on an annual basis, a fee of 0.095% of the average daily net assets of the Fund, or if greater, $25,000, calculated daily and payable monthly.

Pursuant to a Transfer Agency Agreement with the Fund also dated June 30, 2005, the Investment Manager also acts as the transfer agent for the Fund. As such, the Investment Manager performs all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the dividend disbursing agent. For these services, the Investment Manager receives:
(1) an annual maintenance fee of $8.00 per account ($6.50 per account with respect to accounts which are Matrix Level III pursuant to the NSCC networking systems and $5 per account with respect to closed accounts that are maintained on the transfer agency system), (2) a transaction fee of $1.10 per shareholder transaction ($0.60 per transaction for Matrix Level III accounts), and (3) a fee to open an account of $4.00 per new account. For purposes of calculating the annual maintenance fee, the shareholder transaction, and the dividend transaction fee, the Investment Manager is permitted to count as a shareholder each person that holds a beneficial interest in the Fund through an omnibus account, provided that the Investment Manager is paying sub-administration, sub-accounting and/or subtransfer agency fees for keeping individual shareholder records to a third party, such as a bank, insurance company, or third-party administrator.





PREVIOUS INVESTMENT MANAGER -- Prior to June 30, 2005, the Fund operated as a "feeder" fund that invested substantially all of its assets in the Portfolio, an investment company that is managed by Deutsche Asset Management, Inc. ("DeAm Inc."). For the fiscal years ended September 30, 2004, September 30, 2003 and September 30, 2002, DeAM, Inc. earned $16,152,288, $11,339,303, and $3,475,084, respectively, for compensation of investment advisory services provided to the Portfolio. For the same periods, DeAm, Inc. reimbursed $2,503,417, $1,492,773, and $752,588, respectively, to the Fund to cover expenses.


PORTFOLIO MANAGERS


STEVEN M. BOWSER is responsible for the day-to-day management of the Fund. Mr. Bowser may also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of December 31, 2005 (i) the number of, and total assets of, other registered investment companies, other pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

-------------------------------------------------------------------------------
                                                       NUMBER    TOTAL ASSETS
-------------------------------------------------------------------------------
Other Registered Investment Companies                    4      $261.6 million
-------------------------------------------------------------------------------
Other Pooled Investment Vehicles                         2_     $ 22.2 million
-------------------------------------------------------------------------------
Other Accounts                                           1_     $  2.7 billion
-------------------------------------------------------------------------------

As of December 31, 2005, Mr. Bowser managed two other registered investment companies with assets totaling $20.4 million with respect to which the advisory fee is based on performance. He manages no other pooled investment vehicles or other accounts with


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                                       45

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respect to which the advisory fee is based on performance.



CHRISTOPHER L. PHALEN is responsible for the day-to-day management of the Fund. Mr. Phalen also manages other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of December 31, 2005 (i) the number of, and total assets of, other registered investment companies, other pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

---------------------------------------------------------------------
                                    NUMBER             TOTAL ASSETS
---------------------------------------------------------------------
Other Registered                       2              $241.2 million
---------------------------------------------------------------------
Investment Companies
Other Pooled                         1___             $ 22.1 million
---------------------------------------------------------------------
Investment Vehicles
Other Accounts                         1              $  1.8 billion
---------------------------------------------------------------------

As of December 31, 2005, Mr. Phalen managed no other registered investment companies, other pooled investment vehicles or other accounts with respect to which the advisory fee is based on performance.

OWNERSHIP OF FUND SHARES -- As of December 31, 2005, Mr. Bowser and Mr. Phalen owned no Shares of the Fund.


CONFLICTS OF INTEREST -- From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, "other accounts") on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise holds, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.


KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund. Because of his or her position with the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund's trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.


INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to accounts with a heavily performance-oriented basis of portfolio manager compensation.


COMPENSATION -- The Investment Manager's portfolio managers are compensated with a combination of three components:


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BASE COMPENSATION. A portfolio manager's base compensation is reviewed and fixed annually. The Investment Manager seeks to maintain base salary ranges at the median salary ranges of its national peer group (banks, insurance companies and mutual fund companies) by utilizing national surveys of financial services and investment management markets to identify market practices regarding salary levels to assist in developing portfolio manager compensation and performance expectation benchmarks. Total cash compensation is targeted at the market median using a combination of base compensation and annual incentive plans.

ANNUAL INCENTIVE. A portfolio manager may be paid an annual discretionary incentive based on short-term corporate performance, business unit performance, and individual performance. Portfolio managers may also participate in an annual incentive plan which is determined at the beginning of each calendar year to establish performance criteria. A plan may include a variety of individual and group measures that combine quantitative and qualitative criteria.

Generally, portfolio managers incentive plans are based on the complexity of the funds they manage and their direct impact on investment management results. Plans include a target and maximum opportunity level based on a percentage of base compensation. Plans vary from targets of 40% of base compensation to a maximum of 125%.

A plan may include a variety of individual and group measures that combine quantitative and qualitative criteria. Factors used in the computation of annual incentive plans are assigned weights. Factors are not required to be weighted equally for all portfolio managers. Calculation of a portfolio manager's incentive is formula-driven based on factor weight, annual incentive target and maximum opportunity levels, and past performance against established performance criteria. The result is then measured against the portfolio manager's target performance after factoring in the manager's performance above threshold performance expectations, his or her maximum opportunity level target percentage and factor weights. A significant portion of the incentive bonus awarded is based upon the one-year, three-year and five-year pre-tax gross performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper peer group.

Also factored into portfolio managers compensation is a corporate performance measure of net income growth relative to the Investment Manager's corporate incentive plan. All participants in the Investment Manager's annual incentive plan have at least 20% of their annual incentive tied to corporate performance. Further, business unit measures measure one or more elements of performance for an operating unit, department, or segment of the company. Business unit measure weights may vary from 5% to 15%, depending the duties of the portfolio manager.


LONG TERM INCENTIVE, DEFERRED COMPENSATION AND PENSION AND RETIREMENT PLANS. Portfolio managers who are at the vice president level or higher are eligible for the Investment Manager's long-term incentive, deferred compensation and retirement and pension plans. Under the long-term incentive plan, awards are made based on corporate performance over the long-term and are not tied to the performance of individual funds. The deferred compensation plan allows eligible participants to defer all or a designated portion of their annual and long-term incentive awards. The Investment Manager's retirement and pension plan is open to all eligible employees and is not specifically designed or administered for portfolio managers.


DISTRIBUTOR


The Distributor, a Kansas corporation and wholly owned subsidiary of Security Benefit Group ("SBG), serves as the principal underwriter for shares of the Fund pursuant to a Distribution Agreement. The Distributor acts in such capacity on a best-efforts basis, and offers shares of the Fund on a continuous basis. The Distributor also acts as principal underwriter for Security Income Fund, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund and SBL Fund. The Distributor receives a maximum commission on sales of Class A shares of 3.50% and allows a maximum discount of 3% from the offering price to authorized dealers on the Fund shares sold. The discount is the same for all dealers, but the Distributor at its discretion may increase the discount for specific periods. Salespersons employed by dealers may also be licensed to sell insurance with Security Benefit Life. For the fiscal years ended September 30, 2003, 2004 and 2005, the Distributor (i) received gross underwriting commissions on Class A shares, (ii) retained net underwriting commissions on Class A shares, and (iii) received contingent deferred sales charges on redemptions of Class B and Class C shares in the amounts set forth in the tables below.

--------------------------------------------------------------------------
                                  2005           2004           2003
--------------------------------------------------------------------------
Gross Underwriting
Commissions                     $ 219,869      $ 249,761      $ 207,920
--------------------------------------------------------------------------
Net Underwriting
Commissions                       192,070        160,828         34,442
--------------------------------------------------------------------------
Compensation on
Redemptions                       390,587        151,545         94,579
--------------------------------------------------------------------------


The Distributor, on behalf of the Fund, may act as a broker in the purchase and sale of securities, provided that any such transactions and any commissions shall comply with requirements of the 1940 Act and all rules and regulations of the SEC. The Distributor has not acted as a broker.

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                                       47

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The Fund's Distribution Agreement is renewable annually either by its Board of
Directors or by the vote of a majority of the Fund's outstanding securities, and, in either event, by a majority of the board who are not parties to the contract or interested persons of any such party. The contract may be terminated by either party upon 60 days' written notice.

ADMINISTRATOR AND TRANSFER AGENT


Pursuant to a Fund Accounting and Administration Agreement with Security Income Fund, dated February 1, 2004, as amended December 1, 2005, Security Management Company, LLC acts as the administrative agent for the Fund and as such performs administrative functions and the bookkeeping, accounting and pricing function for the Fund. For these services, SMC receives 0.095% of the Fund's average daily net assets, or $25,000 per year, whichever is greater. The fee is calculated daily and payable monthly.


Under a Transfer Agency Agreement dated February 1, 2004, SMC also performs the transfer agency function for the Fund. As such, SMC performs all shareholder servicing functions, mailing shareholder communications and acting as dividend disbursing agent. For these services, SMC receives the following fees:

1. ACCOUNT SET-UP CHARGE - A fee of $4 to open an account on SMC's transfer agency system to hold shares of the Fund.

2. ANNUAL MAINTENANCE CHARGE - An annual per account fee of (i) $8 per open account for regular accounts; (ii) $6.50 per open account with respect to accounts which are Matrix Level III pursuant to the National Securities Clearing Corporation networking systems; and (iii) $5 per account for closed accounts that remain outstanding on the Administrator's transfer agency system (regardless of whether such accounts are regular or Matrix Level III).

3. TRANSACTION CHARGE - A per transaction charge of (i) $1.10 per transaction for regular accounts; and (ii) $0.60 per transaction for accounts that are Matrix Level III.

The Fund is also subject to a minimum fee per year of $25,000. In addition, the Fund has agreed to reimburse SMC for expenses SMC pays to third-party administrators, broker-dealers, banks, insurance companies or other entities for providing sub-transfer agency services to beneficial shareholders in the Fund where such shares are held in an omnibus account.


During the fiscal years ended September 30, 2005, September 30, 2004, and September 30, 2003, the Fund paid (under a prior Fund Accounting and Administration Agreement and Transfer Agency Agreement with SMC) the following amounts to SMC for the services noted above.

---------------------------------------------------------------------------
                                     2005           2004           2003
---------------------------------------------------------------------------
Administrative
service fees paid
to Administrator                 $ 315,176      $ 513,522      $ 473,982
---------------------------------------------------------------------------
Transfer Agency
service fees paid
to Administrator                   461,027        505,940        321,862
---------------------------------------------------------------------------
Reimbursement
of expenses by
Administrator                          ---            ---            ---
---------------------------------------------------------------------------

For the fiscal years ended September 30, 2005, September 30, 2004, and September 30, 2003, Investment Company Capital Corp. ("ICCC"), an indirect wholly owned subsidiary of Deutsche Bank, N.A., or its affiliate, Bankers Trust Company, earned $1,319,427, $907,875, and $266,592, respectively, as compensation for administrative and other services provided to the Fund.


Pursuant to a separate Management Services Agreement, SMC formerly performed certain other services on behalf of the Fund when it operated as a feeder fund. Under this Agreement, SMC provided feeder fund management and administrative services to the Fund which included monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund paid SMC a fee at the annual rate of 0.05% of its average daily net assets, calculated daily and payable monthly. Prior to November 17, 2004, this fee was 0.20% of average daily net assets.


For the fiscal years ended September 30, 2005, September 30, 2004 and September 30, 2003, the fees paid pursuant to the Management Services Agreement with SMC were $518,093, $1,098,161 and $1,053,282, respectively.


CODE OF ETHICS

The Fund, the Investment Manager, and the Fund's Distributor have each adopted codes of ethics under rule 17j-1 under the 1940 Act. Board members, officers of the Fund and employees of the Investment Manager and distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Investment Manager's Code of Ethics contains

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                                       48

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provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Investment Manager's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Investment Manager's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PROXY VOTING

The Board of Directors of the Fund has delegated to the Investment Manager the final authority and responsibility for voting proxies with respect to the Fund's underlying securities holdings.

The Investment Manager may retain outside consultants for analyses of issues and to act as voting agent. General voting guidelines are followed for routine matters of corporate governance. The Investment Manager generally will vote in accordance with corporate management's recommendations on matters such as uncontested director nominees unless such nominees have poor records, ratification of accountants, changing corporate names and similar matters, and against management's recommendations on matters such as proposals which would reduce the rights or options of shareholders, reduce the value of shareholders' investments, poison pills or provisions requiring supermajority approval of mergers and other matters that are designed to limit the ability of shareholders to approve merger transactions. Other matters, such as finance, merger, acquisition and restructuring proposals, shareholder proposals and proposals to ratify or cancel golden or tin parachutes, may be evaluated on a case-by-case basis, and the Investment Manager may vote for or against corporate management's recommendations on such matters. The Investment Manager will monitor situations that may result in a potential conflict of interest, in particular between the Fund's shareholders and the Investment Manager or any of its affiliates or an affiliate of the Fund. In case of a conflict, the Investment Manager has adopted procedures to ensure that the vote made is in the best interest of the Fund and its shareholders.

The Fund is required to file SEC Form N-PX, with its complete proxy voting records for the 12 months ended June 30, no later than August 31 of each year. Once filed, the Form will be available without charge: (1) from the Fund, upon request by calling 1-800-888-2461; and (2) on the SEC's website at www.sec.gov.

CUSTODIAN

UMB Bank, N.A. 928 Grand Avenue, Kansas City, Missouri 64106 serves as Custodian for the Fund and as such, holds all the Fund's assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The firm of Ernst & Young LLP, 1200 Main Street, Kansas City, Missouri, 64105, has been selected by the Fund to serve as the Fund's independent registered public accounting firm, and as such, will perform the annual audit of the Fund's financial statements.


ORGANIZATION OF SECURITY INCOME FUND

Security Income Fund was organized as a Kansas corporation on April 20, 1965 and is registered with the SEC as an investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund.

The Articles of Incorporation of Security Income Fund provides for the issuance of shares of common stock in one or more classes or series.

Security Income Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 par value and currently issues its shares in four series, Diversified Income Fund, High Yield Fund, Income Opportunity Fund, and Capital Preservation Fund. The shares of each Fund of Security Income Fund represent a pro rata beneficial interest in that Fund's net assets and in the earnings and profits or losses derived from the investment of such assets.

Each series of Security Income Fund currently issues three classes of shares. Each class of shares participates proportionately, based on its relative NAV, in dividends and distributions and has equal voting, liquidation and other rights except that (i) expenses related to the distribution of each class of shares or other expenses that the Board of Directors may designate as class expenses from time to time, are borne solely by each class; (ii) each class of shares has exclusive voting rights with respect to any Distribution Plan adopted for that class; (iii) each class has different exchange privileges; and (iv) each class has a different designation. When issued and paid for, the shares of each series of Security Income Fund will be fully paid and nonassessable. Shares may be exchanged as described under "Exchange Privilege," in the Prospectus but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and assignable and have cumulative voting privileges for the election of directors.

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                                       49

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On certain matters, such as the election of directors, all shares of the series of Security Income Fund vote together with each share having one vote. Under certain circumstances, the shareholders of one series of Security Income Fund could control the outcome of these votes. On other matters affecting a particular series, such as the investment advisory contract or the fundamental policies, only shares of that series are entitled to vote, and a majority vote of the shares of that series is required for approval of the proposal.

Security Income Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove directors from office by vote cast in person or by proxy at a meeting of shareholders. Such a meeting will be called at the written request of 10% of Security Income Fund's outstanding shares.

DIVIDENDS AND TAXES

The following summarizes certain federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) diversify its holdings so that, at the end of each quarter of the taxable year,
(a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and (iii) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year. The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.


Assuming that the Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

Generally, regulated investment companies, like the Fund, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions

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are declared, rather than the calendar year in which the distributions are received.

If the Fund were unable to distribute an amount equal to substantially all of its investment company taxable income (as determined for U.S. tax purposes) within applicable time periods, the Fund would not qualify for the favorable federal income tax treatment afforded regulated investment companies, or, even if it did so qualify, it might become liable for federal taxes on undistributed income. In addition, the ability of the Fund to obtain timely and accurate information relating to its investments is a significant factor in complying with the requirements applicable to regulated investment companies in making tax-related computations. Thus, if the Fund was unable to obtain accurate information on a timely basis, it might be unable to qualify as a regulated investment company, or its tax computations might be subject to revisions (which could result in the imposition of taxes, interest and penalties).

Because Class A shares of the Fund bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and Class C shares of the Fund bear such costs through a higher distribution fee, expenses attributable to Class B and Class C shares, generally will be higher and as a result, distributions paid by the Fund with respect to Class B and Class C shares generally will be lower than those paid with respect to Class A shares. All dividends and distributions are automatically reinvested on the payable date in shares of the Fund at NAV, as of the record date (reduced by an amount equal to the amount of the dividend or distribution), unless the investment manager is previously notified in writing by the shareholder that such dividends or distributions are to be received in cash. A shareholder may request that such dividends or distributions be directly deposited to the shareholder's bank account. A shareholder who elected not to reinvest dividends or distributions paid with respect to Class A shares may, at any time within 30 days after the payment date, reinvest the dividend check without imposition of a sales charge.

The Fund will not pay dividends or distributions of less than $25 in cash but will automatically reinvest them. Distributions of net investment income and any short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Such dividends generally do not qualify for the dividends-received deduction for corporations.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Fund or reinvested in Fund shares will generally be taxable to shareholders as long-term capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Advice as to the tax status of each year's dividends and distributions will be mailed annually.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on its stock, the Fund may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

Upon redemption, sale or exchange of Fund shares, shareholders will realize gain or loss depending upon the shareholders' basis in their shares. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year at the time of sale or redemption. Net capital gains on shares held for less than one year will be taxable to shareholders at the same rates as ordinary income. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares. In addition, any loss realized on a sale, exchange or redemption of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the date the shares are disposed of, such as pursuant to the reinvestment of dividends. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain circumstances, the sales charge incurred in acquiring Class A shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies in circumstances when shares of the Fund are exchanged within 90 days after the date they were purchased and new shares in a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales

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charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as an amount paid for the new shares.

The fund generally will be required to withhold federal income tax at a rate of 28% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions and redemption proceeds to shareholders if (1) the shareholder fails to furnish the applicable Fund with the shareholder's correct taxpayer identification number or social security number;
(2) the IRS notifies the shareholder or the applicable Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

A purchase of shares shortly before payment of a dividend or distribution would be disadvantageous because the dividend or distribution to the purchaser would have the effect of reducing the per share NAV of his or her shares by the amount of the dividends or distributions. In addition all or a portion of such dividends or distributions, although in effect a return of capital, are subject to taxes, which may be at ordinary income tax rates.

OPTIONS, FUTURES AND FORWARD CONTRACTS AND SWAP AGREEMENTS -- Certain options, futures contracts, and forward contracts in which the Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The Fund intends to account for such transactions in a manner deemed by it to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected.

The requirements applicable to the Fund's qualification as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed as the rate of tax applicable to ordinary income.

MARKET DISCOUNT -- If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a DE MINIMIS amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a

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principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT -- Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

CONSTRUCTIVE SALES -- Under certain circumstances the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, if certain conditions are met.

FOREIGN TAXATION -- Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Fund's shareholders.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

NEW TAX LEGISLATION -- Pursuant to recently passed tax legislation, a regulated investment company (a "RIC") such as the Fund that earns certain interest income that would not be subject to U.S. tax if earned by a foreign person directly will be permitted, to the extent of such income, to designate a dividend it pays as derived from such interest income. A foreign person who is a shareholder in the RIC generally will treat such a dividend as exempt from gross-basis U.S. tax, as if the foreign person had earned the interest directly.

Similarly, a RIC that earns an excess of net short-term capital gains over net long-term capital losses, which excess would not be subject to U.S. tax if earned by a foreign person, generally may, to the extent of such excess, designate a dividend it pays as derived from such excess. A foreign person who is a shareholder in the RIC generally will treat such a dividend as exempt from gross-basis U.S. tax, as if the foreign person had realized the excess directly.

The new law also provides that the estate of a foreign decedent is exempt from U.S. estate tax on a transfer of stock in the RIC in the proportion that the assets held by the RIC are debt obligations, deposits, or other property that will generally be treated as situated outside the United States if held directly by the estate.

The new law generally applies to dividends with respect to taxable years of RICs beginning after December 31, 2004 and before January 1, 2008. With respect to the treatment of a RIC for estate tax purposes, the new law applies to estates of decedents dying after December 31, 2004 and before January 1, 2008.

OTHER TAXES -- The foregoing discussion is general in nature and is not intended to provide an exhaustive presentation of the tax consequences of investing in the Fund. Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Depending upon the nature

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and extent of the Fund's contacts with a state or local jurisdiction, the Fund may be subject to the tax laws of such jurisdiction if it is regarded under applicable law as doing business in, or as having income derived from, the jurisdiction. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

ALLOCATION OF PORTFOLIO BROKERAGE

Transactions in portfolio securities shall be effected in such manner as deemed to be in the best interest of each respective Fund. In reaching a judgment relative to the qualifications of a broker or dealer to obtain the best execution of a particular transaction, all relevant factors and circumstances will be taken into account by the Investment Manager, including consideration of the overall reasonableness of commissions paid to a broker, the firm's general execution and operational capabilities, its responsiveness (which includes such things as the willingness of the broker to commit capital and how accommodative the brokers representatives are), and its reliability and financial condition. The Fund does not anticipate that it will incur a significant amount of brokerage commissions because fixed income securities are generally traded on a "net" basis--that is, in principal amount without the addition or deduction of a stated brokerage commission, although the net price usually includes a profit to the dealer. The Fund will deal directly with the selling or purchasing principal without incurring charges for the services of a broker on its behalf unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. The Fund also may purchase portfolio securities in underwritings where the price includes a fixed underwriter's concession or discount. Money market instruments may be purchased directly from the issuer at no commission or discount.

Portfolio transactions that require a broker may be directed to brokers who furnish investment information or research services to the Investment Manager. Such investment information and research services include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts. Such investment information and research services may be furnished by brokers in many ways, including: (1) on-line data base systems, the equipment for which is provided by the broker, that enable registrant to have real-time access to market information, including quotations; (2) economic research services, such as publications, chart services and advice from economists concerning macroeconomic information; and (3) analytical investment information concerning particular corporations. If a transaction is directed to a broker supplying such information or services, the transaction charges (i.e., a commission or a charge that is deemed to be the equivalent of a commission) paid for such transaction may be in excess of the transaction charges another broker would have charged for effecting that transaction, provided that the Investment Manager shall have determined in good faith that the transaction charges are reasonable in relation to the value of the investment information or the research services provided, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Manager with respect to all accounts as to which it exercises investment discretion. The Investment Manager may use all, none, or some of such information and services in providing investment advisory services to each of the mutual funds under its management, including the Funds.

In some cases, the computer and other equipment furnished by the broker may have additional uses that are not related to the investment services and research information. In such cases, the Investment Manager must allocate the value of the computer and other equipment into research and non-research categories. Since that portion allocable to research can be paid from Fund brokerage commissions rather than being paid by the Investment Manager, the Investment Manager will have a conflict of interest in making the allocation. Finally, the investment services or research information provided to the Investment Manager may be produced by parties other than the broker effecting the portfolio transaction.

In addition, brokerage transactions may be placed with broker/dealers who sell shares of the Fund managed by the Investment Manager who may or may not provide investment information and research services.

The Fund may buy securities from, or sell securities to, dealers acting as principals or market makers. Except as noted below, the Investment Manager generally will not obtain investment information or research services in connection with such principal transactions. The Investment Manager, however, may obtain investment information or research services in connection with riskless principal transactions that are reported pursuant to certain NASD rules that ensure transparency as to security price and transaction charges, or in connection with transactions in other markets having regulations that ensure comparable transparency of security prices and charges. In addition, the Investment Manager may purchase investment information or research services in connection with investments in underwritten fixed price offerings consistent with the so-called "Papilisky" rules of the NASD.

Securities held by the Fund may also be held by other investment advisory clients of the Investment Manager,

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including other investment companies. In addition, the Investment Manager's parent company, SBL, may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund, the Investment Manager may at the same time be purchasing or selling the same securities for one or more of such other accounts. Subject to the Investment Manager's obligation to seek best execution, such purchases or sales may be executed simultaneously or "bunched." It is the policy of the Investment Manager not to favor one account over the other. Any purchase or sale orders executed simultaneously (which may also include orders from SBL)are allocated at the average price and as nearly as practicable on a pro rata basis (transaction costs will also generally be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold by each account. In those instances where it is not practical to allocate purchase or sale orders on a pro rata basis, then the allocation will be made on a rotating or other equitable basis. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Fund's transaction, it is believed that the procedure generally contributes to better overall execution of the Fund's portfolio transactions. The Board of Directors of the Fund has adopted guidelines governing this procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interest of the Fund and its shareholders. With respect to the allocation of initial public offerings ("IPOs"), the Investment Manager may determine not to purchase such offerings for certain of its clients (including investment company clients) due to the limited number of shares typically available to the Investment Manager.


For the years ended September 30, 2003, , and September 30, 2004, the Portfolio paid brokerage commissions in the amount of $81,162, $247,160, and $410,987, respectively. For the period from June 30, 2005 through September 30, 2005, the Fund paid no brokerage commissions.

The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of September 30, 2005, the Portfolio held the following securities of its regular brokers or dealers:

-----------------------------------------------------------------
                                            VALUE OF SECURITIES
NAME OF REGULAR BROKER OR DEALER OR             OWNED AS OF
          PARENT (ISSUER)                    SEPTEMBER 30, 2005
-----------------------------------------------------------------
Goldman Sachs Group, Inc.                       $3,184,599
-----------------------------------------------------------------
Credit Suisse First Boston USA, Inc.            $3,052,605
-----------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                $2,924,325
-----------------------------------------------------------------
Merill Lynch & Company                          $2,983,875
-----------------------------------------------------------------


PORTFOLIO TURNOVER -- Portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year. The rate of portfolio turnover of the Fund may exceed that of certain other mutual funds with the same investment objectives. The amount of brokerage commissions and taxes on realized capital gains to be borne by the shareholders of the Fund tend to increase as the level of portfolio activity increases.

PERFORMANCE INFORMATION

STANDARD PERFORMANCE INFORMATION -- From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

YIELD. Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

Per SEC regulations, the yield of the Fund (the "SEC yield") shall be calculated on any determination date as follows:

                         2{[(a - b)/(c * d) + 1] 6 - 1}

where a = current income measured over a 30-day period.

      b = Expenses accrued during the same 30-day period.

      c = Average daily number of shares outstanding during the same 30-day period.

      d = Maximum offering price per share on the last day of the period.

The "annual effective yield" of the fund is intended to represent one day's investment income expressed as an annualized yield and compounded annually. It shall be expressed as a percentage and calculated on each business day as follows based on the dividend declared for the previous day.

  [1 + ( previous day's dividend factor )] 365
        --------------------------------       - 1
                 NAV per share

Example: If on March 1, the Fund's dividend factor is 0.00174163 and the Fund's NAV per share is $10, then

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the Fund's annual effective yield for March 2 equals 6.56%.

Performance information or advertisements may include comparisons of the Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Fund's ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the expenses of the Shares and the Fund. In addition, during certain periods for which total return may be provided, SMC may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund , on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

TOTAL RETURN. Total return is the change in value of an investment in the shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures that represent aggregate performance over a period or year-by-year performance.

PERFORMANCE RESULTS. Any performance information provided for the Fund should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Fund but also on changes in the current value of such securities and on changes in the expenses of the Fund. Total return reflects the performance of both principal and income.

Unless noted otherwise, the Fund's total return and average annual total return will reflect deduction of the maximum initial sales load in the case of Class A shares or the applicable deferred sales charge in the case of Class B and Class C shares. From time to time the Fund may include performance information in advertisements and sales literature without deduction of the sales charge, which, if deducted, would reduce the performance data quoted.


Investors should note that the performance of the Fund before November 17, 2004, was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. In addition, prior to June 30, 2005, the Fund operated as a "feeder" fund in a "master-feeder" structure, and was not managed by Investment Manager.


COMPARISON OF FUND PERFORMANCE -- Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

FINANCIAL STATEMENTS


The financial statements and related notes and auditor report for the Fund for the fiscal year ended September 30, 2005, are incorporated herein by reference to the September 30, 2005 Annual Report to shareholders. Copies of the Fund's Annual Report is provided to every person requesting the Statement of Additional Information.


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                                       56

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                                   APPENDIX A
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DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

AAA -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

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                                       57

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CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA (HIGHEST CREDIT QUALITY) -- 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA (VERY HIGH CREDIT QUALITY) -- 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A (HIGH CREDIT QUALITY) -- 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB (GOOD CREDIT QUALITY) -- 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB (SPECULATIVE) -- 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B (HIGHLY SPECULATIVE) -- 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C (HIGH DEFAULT RISK) -- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D (DEFAULT) -- The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

NOTES -- "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' category or to categories below 'CCC'.

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'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as "evolving."

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS

A-1 -- An obligor rated `A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 -- An obligor rated `A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 -- An obligor rated `A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

F1 (HIGHEST CREDIT QUALITY) -- Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 (GOOD CREDIT QUALITY) -- A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 (FAIR CREDIT QUALITY) -- The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B (SPECULATIVE) -- Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C (HIGH DEFAULT RISK) -- Default is a real possibility. Capacity for meeting financial commitments is solely

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                                       59

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reliant upon a sustained, favorable business and economic environment.

D (DEFAULT) -- Denotes actual or imminent payment default.

NOTES -- "+" or "-" may be appended to an 'F1' rating class to denote relative status within the category.

'NR' indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS

AAA -- Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

AA -- Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A -- Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA -- Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B -- Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

CAA -- Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

CA -- Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C -- Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group--one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS

SECURE RANGE -- AAA to BBB

"AAA" -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" -- Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" -- Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

VULNERABLE RANGE -- BB to CCC

"BB" -- Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B" -- Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet

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policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" -- Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" -- Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH'S INSURANCE FINANCIAL STRENGTH RATINGS:

AAA (EXCEPTIONALLY STRONG) -- Insurers assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA (VERY STRONG) -- Insurers are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A (STRONG) -- Insurers are viewed as possessing strong capacity to meet policyholder and contract obligations. Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB (GOOD) -- Insurers are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB (MODERATELY WEAK) -- Insurers are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B (WEAK) -- Insurers are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, CC, C (VERY WEAK) -- Insurers rated in any of these three categories are viewed as very weak with a very poor capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any adverse business and economic factors is expected to be insurmountable. A 'CC' rating indicates that some form of insolvency or liquidity impairment appears probable. A 'C' rating signals that insolvency or a liquidity impairment appears imminent.

DDD, DD, D (DISTRESSED) -- These ratings are assigned to insurers that have either failed to make payments on their obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory intervention. Within the 'DDD'-'D' range, those companies rated 'DDD' have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contract holders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90%-100%). Those rated 'DD' show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50%-90%). Those rated 'D' are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

NOTES -- "+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the 'AAA' category or to ratings below the 'CCC' category.

Ratings of 'BBB-` and higher are considered to be "secure," and those of 'BB+' and lower are considered to be "vulnerable."

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend, and in these cases, the Rating Outlook may be described as "evolving."

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Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

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


                              SECURITY INCOME FUND

                            PART C. OTHER INFORMATION

Item 23.      Exhibits

     (a)    Articles of Incorporation(5)
     (b)    By-laws(1)
     (c) Specimen copy of share certificate for Registrant's shares of capital stock(2)
     (d)    (1) Investment Advisory Contract(8)
            (2) Form of Sub-Advisory Contract - Four Corners Capital
                Management, LLC(8)
     (e)    (1) Distribution Agreement (8)
            (2) Class B Distribution Agreement (8)
            (3) Class C Distribution Agreement (8)
            (4) Underwriter-Dealer Agreement(4)
     (f)    Form of Non-Qualified Deferred Compensation Plan(3)
     (g)    Custodian Agreement - UMB Bank, n.a. (9)
     (h)    (1) Fund Accounting and Administration Agreement
            (2) Transfer Agency Agreement(8)
     (i)    Legal Opinion(7)
     (j)    Consent of Independent Auditors
     (k)    Not applicable
     (l)    Not applicable
     (m)    (1) Distribution Plan(7)
            (2) Class B Distribution Plan(7)
            (3) Class C Distribution Plan(7)
            (4) Form of Shareholder Service Agreement(7)
     (n)    Multiple Class Plan(6)
     (o)    Reserved
     (p)    Code of Ethics
            (1) Security Funds, Security Management Company, LLC ("SMC"), and
                Security Distributors, Inc
     (q)    Powers of Attorney(10)



(1) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-38414 (filed November 29, 1999).

(2) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-38414 (filed February 16, 1999).

(3) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 58 to Registration Statement No. 2-38414 (filed April 30, 1997).

(4) Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 90 to Registration Statement 2-19458 (filed November 20, 2000)

(5) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 68 to Registration Statement 2-38414 (filed November 20, 2000)

(6) Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 93 to Registration Statement 2-19458 (filed November 15, 2002)

(7) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38414 (filed January 11,
     2002).

(8) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 75 to Registration Statement (filed January 16, 2004).

(9) Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 73 to Registration Statement No. 2-38414 (filed January 10, 2003).

(10) Incorporated herein by reference to the Exhibits filed with SBL Fund's Post-Effective Amendment No. 49 to Registration Statement 2-59353 (filed February 11, 2005).

Item 24.      Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 25.      Indemnification

A policy of insurance covering Security Management Company, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Paragraph 30 of the Registrant's Bylaws, as amended February 3, 1995, provides in relevant part as follows:

30. Indemnification and Liability of Directors and Officers. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorney's fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

     In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On March 25, 1988, the shareholders approved the Board of Directors' recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteenth:

     "A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

     A. for any breach of his or her duty of loyalty to the corporation or to its stockholders;

     B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

     C. for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

     D. for any transaction from which the director derived an improper personal benefit."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business or Other Connections of Investment Adviser

The Investment Advisor, Security Management Company, LLC (SMC), is engaged in the provision of investment advisory and management services to mutual funds and private accounts. Information as to the managing director and officers of SMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by them in the last two years, is set forth in Part B of this Registration Statement.

Item 27.      Principal Underwriters

(a)    Security Equity Fund
       Security Mid Cap Growth Fund
       Security Large Cap Value Fund
       Security Municipal Bond Fund
       SBL Fund
       Variflex Variable Annuity Account (Variflex)
       Variflex Variable Annuity Account (Variflex ES)
       SBL Variable Life Insurance Account (Varilife)
       Variable Annuity Account VIII (Variflex LS)
       Variable Annuity Account VIII (Variflex Signature)
       Variable Annuity Account VIII (Variflex Extra Credit)
       SBL Variable Annuity Account XI (Scarborough Advantage Variable Annuity) SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
       SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
       SBL Variable Annuity Account XIV (NEA Valuebuilder)
       SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
       SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
       SBL Variable Annuity Account XIV (AEA Variable Annuity)
       SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity) SBL Variable Annuity Account XVII (ThirdFed Variable Account)
       SBL Variable Annuity Account XIV (NEA Valuebuilder - Retirement Income Director)


(b)            (1)                          (2)                                (3)
       Name and Principal          Position and Offices               Position and Offices
       Business Address*             with Underwriter                    with Registrant
      --------------------        ------------------------------   -----------------------------

       Gregory J. Garvin           President and Director             None

       Michael G. Odlum            Director                           President

       Amy J. Lee                  Secretary and Chief Compliance     Secretary
                                   Officer

       Brenda M. Harwood           Vice President and Director        Treasurer and Chief Compliance Officer

       Tamara L. Brownfield        Treasurer                          None

       Frank Memmo                 Vice President and Director        None

       Richard J. Wells            Director                           None


       *One Security Benefit Place, Topeka, Kansas 66636-0001

(c)    Not applicable.

Item 28.      Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001; and Deutsche Asset Managment, Inc., 445 Park Avenue, New York, New York 10017. Records relating to the duties of the Registrant's custodian are maintained by UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64106.

Item 29.      Management Services

Not applicable.

Item 30.      Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement and has duly caused this Post-Effective Amendment No. 84 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 31st day of January 2006.

                                 SECURITY INCOME FUND
                                 (the Registrant)

                                 By:      /s/ MICHAEL G. ODLUM
                                 -----------------------------
                                 Michael G. Odlum, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 31st day of January 2006.

John D. Cleland                 SECURITY INCOME FUND
Chairman of the Board and
Director

Donald A. Chubb, Jr.            By:     /s/ MICHAEL G. ODLUM
Director                            -------------------------------------------
                                    Michael G. Odlum, as President & Director,
Harry W. Craig, Jr.                 and as Attorney-In-Fact for the Officers and
Director                            Directors Whose Names Appear Opposite

Penny A. Lumpkin                       /s/ BRENDA M. HARWOOD
Director                            -------------------------------------------
                                    Brenda M. Harwood, Treasurer (Principal
Maynard Oliverius                   Financial Officer)
Director